UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-881
                                                     ---------------------

                            Columbia Funds Trust III
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3363
                                                           -------------------

                  Date of fiscal year end:  04/30/2004
                                           ------------------

                  Date of reporting period: 10/31/2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.


                                COLUMBIA TAXABLE
                                   BOND FUNDS

                                SEMIANNUAL REPORT
                                OCTOBER 31, 2003


Photo of: Woman looking up from desk.

                             WE ARE COLUMBIA FUNDS!

   INSIDE - MANAGEMENT'S DISCUSSON OF THE CHANGES EFFECTIVE OCTOBER 13, 2003.

President's Message

Photo of: Joseph R. Palombo

DEAR SHAREHOLDER:

      As you know, your fund has long been part of a larger investment management organization owned and operated by FleetBoston Financial Corp. In 2001, the asset management division of FleetBoston was renamed Columbia Management Group (CMG). Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc.

      On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. We have also modified certain fund names that existed under both the Liberty and Columbia brands. Here are the new names:

Former Name                                      New Name
-----------                                      --------
Liberty Corporate Bond Fund                      Columbia Corporate Bond Fund

Liberty Intermediate Government                  Columbia Intermediate
  Income Fund                                      Government Income Fund

Liberty Quality Plus Bond Fund                   Columbia Quality Plus Bond Fund

      A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A CONSOLIDATED IDENTITY

      The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

      What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

      In the report that follows, the portfolio managers of each fund discuss in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

      As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

Bond Market Overview

By Columbia Management Advisors, Inc.

      The US bond market eked out modest gains during a period of extraordinary volatility. Early in the six-month period covered by this report, with the nation's economy still on shaky ground, Treasury yields plunged to their lowest levels in nearly 45 years and bond prices rose strongly. The Federal Reserve Board added fuel to the rally by serving notice that it was more concerned with deflation than inflation. This sent a signal to the bond and currency markets that the Fed would probably hold off on any interest rate increase until 2004. In fact, the Fed had one more short-term interest rate cut in mind. When it met late in June, it cut the fed funds rate--the rate member banks charge each other to borrow money--to a record low of 1.0%. The Fed acted in response to lackluster economic news, especially reports that unemployment had moved higher and consumer confidence had fallen after an earlier post-war surge. Only mortgage bonds failed to share in the spring bond rally. Declining interest rates sent homeowners flocking to refinance their mortgages and mortgage bond prices suffered.

      However, by mid-July it became apparent that the economy was finally headed for a solid recovery. This was due, in no small part, to tax cuts and rebates that began working their way into consumer pocketbooks during the summer. At the same time, corporate profits made a strong comeback and industrial production picked up, led by output of high-tech products. In this environment, bond yields rose sharply and bond prices declined. The bond market regained some ground in the final month of the period, but barely enough to preserve a positive return for most sectors. For the six months ended October 31, 2003, the Lehman Brothers Aggregate Bond Index returned 0.57% and the Lehman Brothers Intermediate Government/Credit Bond Index gained 0.96%.

Performance Information - Columbia Corporate Bond Fund

PERFORMANCE OF A $10,000 INVESTMENT ($)
                                            WITHOUT        WITH
                                            SALES          SALES
12/12/94 - 10/31/03                         CHARGE         CHARGE
-----------------------------------------------------------------
Class A                                     18,633         17,748
-----------------------------------------------------------------
Class B                                     18,507         18,507
-----------------------------------------------------------------
Class C                                     18,533         18,533
-----------------------------------------------------------------
Class Z                                     18,682          n/a
-----------------------------------------------------------------


Mountain chart:
Growth of $10,000 investment
12/12/94-10/31/03
                Class A shares    Class A shares    Lehman Brothers Intermediate
                without sales     with sales        Government/Credit
                charge            charge            Bond Index
12/12/94        10000             9525              10000
                10080             9601              10083
                11397             10856             11673
                12033             11462             12362
                12824             12215             13320
                13910             13249             14583
                13955             13292             14707
                14692             13994             15642
                16760             15964             18059
                17864             17016             19176
10/31/03        18633             17748             20190



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 12, 1994, and reinvestment of income and capital gains distributions. The Lehman Brothers Intermediate Government/Credit Bond Index, an unmanaged index that tracks the performance of intermediate term US government and corporate bonds. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index information is from 11/30/94.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

SHARE CLASS                              CLASS A                       CLASS B                      CLASS C               CLASS Z
INCEPTION                               11/25/02                      11/25/02                     11/25/02              12/12/94
------------------------------------------------------------------------------------------------------------------------------------
                              without sales    with sales  without sales    with sales   without sales   with sales    without sales
                                  charge         charge        charge         charge         charge        charge         charge
------------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)               0.42          -4.33          0.07          -4.84           0.16         -0.83           0.59
------------------------------------------------------------------------------------------------------------------------------------
1-year                             4.76          -0.22          4.05           0.95           4.19          3.19           5.03
------------------------------------------------------------------------------------------------------------------------------------
5-year                             5.91           4.90          5.77           5.45           5.80          5.80           5.97
------------------------------------------------------------------------------------------------------------------------------------
Life                               7.26           6.67          7.18           7.18           7.19          7.19           7.29
------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)
SHARE CLASS                              CLASS A                       CLASS B                      CLASS C               CLASS Z
------------------------------------------------------------------------------------------------------------------------------------
                              without sales    with sales  without sales    with sales   without sales   with sales    without sales
                                  charge         charge        charge         charge         charge        charge         charge
------------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)               2.43          -2.44          2.07          -2.93           2.15          1.15           2.59
------------------------------------------------------------------------------------------------------------------------------------
1-year                             5.27           0.24          4.62          -0.38           4.75          3.75           5.51
------------------------------------------------------------------------------------------------------------------------------------
5-year                             6.06           5.03          5.93           5.61           5.96          5.96           6.11
------------------------------------------------------------------------------------------------------------------------------------
Life                               7.47           6.88          7.40           7.40           7.41          7.41           7.50
------------------------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C sales charge of 1% which also carries a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance Information - Columbia Corporate Bond Fund

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares. Their performance information includes returns of the fund's class Z shares (the oldest existing fund class which shares were initially offered on December 12, 1994) for periods prior to their inception. These class Z shares include the returns for the Trust Shares of the former Galaxy Corporate Bond Fund (the former Galaxy Fund), the predecessor to the fund, for periods prior to November 25, 2002, the date in which class A, B and C shares were initially offered by the fund. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

The returns for class Z shares include returns of Trust Shares of the former Galaxy Fund for periods prior to November 25, 2002, the date in which class Z shares were initially offered by the fund.

Performance Information - Columbia Intermediate Government Income Fund

PERFORMANCE OF A $10,000 INVESTMENT ($)

                                            WITHOUT       WITH
                                            SALES         SALES
11/1/93 - 10/31/03                          CHARGE        CHARGE
----------------------------------------------------------------
Class A                                     16,893        16,097
----------------------------------------------------------------
Class B                                     16,266        16,266
----------------------------------------------------------------
Class C                                     16,292        16,292
----------------------------------------------------------------
Class G                                     16,296        16,296
----------------------------------------------------------------
Class T                                     16,903        16,107
----------------------------------------------------------------
Class Z                                     17,337          n/a
----------------------------------------------------------------



Growth of $10,000 investment
11/1/93-10/31/03

Mountain chart:
               Class A        Class A       Lehman Brothers    Lehman Brothers    Lehman Brothers
               shares         shares        Aggregate          Intermediate       Intermediate
               without sales  with sales    Bond               Government         Government/Credit
               charge         charge        Index              Index              Bond Index
11/1/93        10000          9525          10000              10000              10000
               9888           9418          9915               9950               9944
               9555           9101          9632               9827               9807
               10784          10272         11140              10988              11034
               11170          10640         11790              11611              11676
               11989          11419         12840              12462              12550
               13092          12470         14037              13646              13692
               12948          12333         14110              13757              13827
               13856          13198         15139              14898              14718
               15730          14983         17346              16714              16815
               16567          15780         18366              17833              17808
10/31/03       16893          16097         19271              18293              18787

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on November 1st, 1993, and reinvestment of income and capital gains distributions. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index that tracks the performance of intermediate term US government and corporate bonds. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the Lehman Brothers Government/Credit Bond Index, its Mortgage Backed Securities Index and its Asset Backed Securities Index. The Lehman Brothers Intermediate Government Index is an unmanaged index that tracks the performance of US government securities. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

SHARE CLASS                                A                B                 C                 G                T            Z
INCEPTION                              11/25/02         11/25/02          11/25/02           11/1/98          9/1/88       9/1/88
------------------------------------------------------------------------------------------------------------------------------------
                                  without     with  without     with  without     with  without     with  without     with  without
                                    sales    sales    sales    sales    sales    sales    sales    sales    sales    sales    sales
                                   charge   charge   charge   charge   charge   charge   charge   charge   charge   charge   charge
------------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                -0.52    -5.25    -0.90    -5.78    -0.84    -1.82    -0.86    -5.74    -0.49    -5.22    -0.37
------------------------------------------------------------------------------------------------------------------------------------
1-year                               1.99    -2.88     1.14    -3.76     1.30     0.32     1.33    -3.58     2.05    -2.83     2.34
------------------------------------------------------------------------------------------------------------------------------------
5-year                               5.23     4.22     4.44     4.10     4.47     4.47     4.48     3.97     5.24     4.23     5.52
------------------------------------------------------------------------------------------------------------------------------------
10-year                              5.38     4.88     4.99     4.99     5.00     5.00     5.00     5.00     5.39     4.88     5.66
------------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS                                A                B                 C                 G                T            Z
------------------------------------------------------------------------------------------------------------------------------------
                                  without     with  without     with  without     with  without     with  without     with  without
                                    sales    sales    sales    sales    sales    sales    sales    sales    sales    sales    sales
                                   charge   charge   charge   charge   charge   charge   charge   charge   charge   charge   charge
------------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                 0.85    -3.95     0.46    -4.49     0.53    -0.46     0.52    -4.43     0.89    -3.91     1.02
------------------------------------------------------------------------------------------------------------------------------------
1-year                               2.57    -2.30     1.72    -3.21     1.87     0.89     1.90    -3.03     2.62    -2.25     2.92
------------------------------------------------------------------------------------------------------------------------------------
5-year                               5.32     4.29     4.54     4.20     4.57     4.57     4.58     4.07     5.33     4.31     5.61
------------------------------------------------------------------------------------------------------------------------------------
10-year                              5.49     4.97     5.09     5.09     5.11     5.11     5.11     5.11     5.49     4.98     5.76
------------------------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC ) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C sales charge of 1% which also carries a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. For class G shares, the CDSC for the holding period after purchase

Performance Information - Columbia Intermediate Government Income Fund

is as follows: through the first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. For the class T shares, the "with sales charge" returns include the maximum 4.75% charge. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares. Their performance information includes returns of the Retail A Shares (for class A shares) and Retail B Shares (for class B and class C shares) of the former Galaxy Fund for periods prior to November 25, 2002, the date in which class A, B and C shares were initially offered by the fund. The returns shown for Retail B shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the former Galaxy Fund (November 1, 1998). Class A, class B and class C shares would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class B and class C shares exceed expenses paid by Retail A Shares. The returns have not been restated to reflect any differences in expenses between the predecessor shares and the newer classes of shares. The returns for class G and class T shares include the returns of Retail A Shares (for class T shares) and Retail B Shares (for class G shares) of the former Galaxy Fund for periods prior to November 25, 2002, the date on which class T and G shares were initially offered by the fund. The returns shown for class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B Shares of the former Galaxy Fund (November 1, 1998). Retail A Shares were initially offered on September 1, 1988. Class G shares would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A Shares. The returns for class Z shares include returns of Trust Shares of the former Galaxy Fund for periods prior to November 25, 2002, the date in which class Z shares were initially offered by the fund.

Performance Information - Columbia Quality Plus Bond Fund

PERFORMANCE OF A $10,000 INVESTMENT ($)

                                           WITHOUT          WITH
                                             SALES         SALES
11/1/93 - 10/31/03                          CHARGE        CHARGE
----------------------------------------------------------------
Class A                                     17,727        16,880
----------------------------------------------------------------
Class B                                     17,102        17,102
----------------------------------------------------------------
Class C                                     17,120        17,120
----------------------------------------------------------------
Class G                                     16,927        16,927
----------------------------------------------------------------
Class T                                     17,741        16,894
----------------------------------------------------------------
Class Z                                     18,050          n/a
----------------------------------------------------------------



Mountain chart:
Growth of $10,000 investment
11/1/93-10/31/03
                    Class A shares       Class A shares        Lehman Brothers
                    without              with                  Government/Credit
                    sales charge         sales charge          Bond Index
11/1/93             10000                9525                  10000
                    9885                 9415                  9887
                    9155                 8720                  9536
                    10844                10329                 11078
                    11304                10767                 11673
                    12231                11650                 12701
                    13497                12856                 14006
                    13132                12509                 13915
                    14053                13385                 14906
                    16090                15326                 17190
                    17000                16192                 18131
10/31/03            17727                16880                 19256



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on November 1, 1993 and reinvestment of income and capital gains distributions. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

SHARE CLASS                                A                B                 C                 G                T            Z
INCEPTION                               11/1/98          11/1/98          11/25/02           3/4/96          12/14/90     12/14/90
------------------------------------------------------------------------------------------------------------------------------------
                                  without     with  without     with  without     with  without     with  without     with  without
                                    sales    sales    sales    sales    sales    sales    sales    sales    sales    sales    sales
                                   charge   charge   charge   charge   charge   charge   charge   charge   charge   charge   charge
------------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                -0.03    -4.74    -0.40    -5.30    -0.28    -1.26    -0.30    -5.20     0.03    -4.69     0.13
------------------------------------------------------------------------------------------------------------------------------------
1-year                               4.25    -0.67     3.47    -1.53     3.58     2.58     3.62    -1.37     4.32    -0.61     4.55
------------------------------------------------------------------------------------------------------------------------------------
5-year                               5.60     4.57     4.84     4.51     4.86     4.86     4.93     4.43     5.61     4.59     5.83
------------------------------------------------------------------------------------------------------------------------------------
10-year                              5.89     5.38     5.51     5.51     5.52     5.52     5.40     5.40     5.90     5.38     6.08
------------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)
SHARE CLASS                                A                B                 C                 G                T            Z
------------------------------------------------------------------------------------------------------------------------------------
                                  without     with  without     with  without     with  without     with  without     with  without
                                    sales    sales    sales    sales    sales    sales    sales    sales    sales    sales    sales
                                   charge   charge   charge   charge   charge   charge   charge   charge   charge   charge   charge
------------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                 2.31    -2.55     1.92    -3.08     2.02     1.02     2.02    -2.98     2.35    -2.51     2.46
------------------------------------------------------------------------------------------------------------------------------------
1-year                               4.41    -0.54     3.62    -1.38     3.71     2.71     3.76    -1.24     4.46    -0.49     4.69
------------------------------------------------------------------------------------------------------------------------------------
5-year                               5.67     4.64     4.93     4.59     4.94     4.94     5.00     4.50     5.68     4.65     5.90
------------------------------------------------------------------------------------------------------------------------------------
10-year                              6.05     5.53     5.67     5.67     5.68     5.68     5.56     5.56     6.05     5.54     6.24
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C sales charge of 1%, which also carries a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. For class G shares, the CDSC for the holding period after purchase is as follows: through the first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. For the class T shares, the "with sales charge" returns include the maximum 4.75% charge. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance Information - Columbia Quality Plus Bond Fund

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The returns for class A and class B shares include the returns of Prime A Shares (for class A shares) and Prime B Shares (for class B shares) of the former Galaxy Fund for periods prior to November 25, 2002, the date on which class A, B and C shares were initially offered by the fund. The returns shown for class A shares and class B shares also include the returns of Retail A Shares of the former Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to class A shares and class B shares, respectively) for periods prior to the inception of Prime A Shares and Prime B Shares (November 1, 1998). Class A and class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for class A and class B shares exceed expenses paid by Retail A Shares. The returns shown for class C shares for periods prior to the date of inception include the returns of Prime B Shares of the former Galaxy Fund (adjusted to reflect the sales charge applicable to class C shares). The returns shown for class C shares also include the returns of Retail A Shares of the former Galaxy Fund (adjusted to reflect the sales charges applicable to class C shares) for periods prior to the date of inception of Prime B Shares (March 4, 1996). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for class C shares exceed expenses paid by Retail A and Prime B Shares.

The returns for class G and class T shares include the returns of Retail A Shares (for class T shares) and Retail B Shares (for class G Shares) of the former Galaxy Fund for periods prior to November 25, 2002, the date in which class T and G shares were initially offered by the fund. The returns shown for class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B Shares of the former Galaxy Fund (March 4, 1996). Retail A Shares of the former Galaxy Fund were initially offered on December 14, 1990. Class G shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A Shares. The returns for class Z shares include returns of Trust Shares of the former Galaxy Fund for periods prior to November 25, 2002, the date on which class Z shares were initially offered by the fund.

Portfolio Manager's Report

SEC YIELDS AS OF
10/31/03 (%)
Class A           2.60
Class B           2.03
Class C           2.20
Class Z           3.11

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 2.40% for class A shares, 1.83% for class B shares, 1.85% for class C shares and 2.91% for class Z shares.

Bar Chart:

MATURITY BREAKDOWN
AS OF 10/31/03 (%)

0-1 YEAR           6.5
1-3 YEARS         27.1
3-5 YEARS         20.2
5-7 YEARS         11.4
7-10 YEARS        21.7
10-15 YEARS        3.9
15-20 YEARS        2.1
20-30 YEARS        6.2
30+ YEARS          0.9

Maturity breakdown is calculated as a percentage of total net assets, based on each security's effective maturity, which reflects pre-fundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.

NET ASSET VALUE PER
SHARE AS OF 10/31/03 ($)
Class A          11.06
Class B          11.06
Class C          11.06
Class Z          11.06

DISTRIBUTIONS
DECLARED PER SHARE
5/1/03 - 10/31/03 ($)
Class A           0.25
Class B           0.21
Class C           0.22
Class Z           0.27

COLUMBIA CORPORATE BOND FUND

      For the six-month period ended October 31, 2003, Columbia Corporate Bond Fund class A shares delivered a total return of 0.42% without sales charge. By comparison, the Lehman Brothers Intermediate Government/Credit Bond Index returned 0.96%, while the Lipper Intermediate Investment Grade Debt Funds Index returned 0.75%.1

      Over the last six months, as investors became more optimistic about the economy, they moved out of Treasury issues and increased their exposure to corporate bonds. As a result, corporate sectors once again outperformed Treasuries but by a narrower margin than earlier in the year. Overall, Treasury bonds lost ground during the period, while corporate issues generally showed positive returns.

      This differential worked to the fund's benefit because of our large investment in corporate issues. The recent rise in interest rates, however, was particularly sharp in the intermediate maturities where the fund focuses its investments. This hampered the fund's return relative to its benchmark and peer group. Our focus on quality also held back performance as investors favored lower-quality issues in pursuit of higher returns. During the period, average portfolio maturity fell slightly to 6.5 years, while duration--a measure of the fund's sensitivity to interest rate changes--remained steady at 4.6 years.

FUND TILTED FURTHER TOWARD CORPORATE HOLDINGS

      As economic data improved, we shifted toward corporate bonds and away from Treasury issues. Our bond-by-bond selection process led us to several financial companies, making that sector the fund's largest at the end of the period. Financial firms have strengthened their balance sheets and been effective in dealing with bad loans during the recent recession. Finance bonds also offered better current yields than some other sectors. The fund's purchases included bonds of casualty insurers, which we targeted after weather-related losses pushed their prices lower.

      As the fund increased in size, we reduced our overall exposure to consumer staples and took advantage of opportunities in other sectors. However, exposure to the traditionally defensive consumer staples sector remained slightly greater than that of our benchmark. We added selectively to bonds of utilities, energy and telecommunications issuers. Utilities in particular have gone through hard times as deregulation tempted some companies to undertake unsuccessful ventures. We took advantage of good values among electric power and gas pipeline companies whose bond prices had not caught up with their efforts to correct these problems.

INVESTORS MORE ACCEPTING OF RISK

      We adjusted the fund's credit profile by reducing government bonds from 20% of the portfolio to around 11%. AAA and AA credits were trimmed from a combined 39% of the portfolio to 25%. We expanded exposure to A and BAA credits from 60% to 74% of assets because of their higher yields and appreciation potential. We adopted this strategy as investors demonstrated a growing appetite for risk after years of focusing exclusively on safety.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.



PIE CHART:
ASSET ALLOCATION AS OF OCTOBER 31, 2003 (%)
Mortgage backed securities:  1
Asset backed securities:     1
Government issues:           6
Cash & equivalents:          1
Corporate bonds:            91


Asset allocation breakdown is calculated as a percentage of net assets.

QUALITY BREAKDOWN AS OF 10/31/03 (%)
Aaa                       15.0
Aa                        10.3
A                         48.5
Baa                       25.4
Ba                         0.8

Quality breakdown is calculated as a percentage of total investments including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc.or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

PORTFOLIO MANAGER'S REPORT

      A large supply of so-called Yankee bonds--securities issued under US rules and denominated in US dollars--pushed prices in this sector down and created buying opportunities for the fund. Holdings in this expanding market segment include bonds of UK-based beverage distributor Diageo, Royal Bank of Scotland and Hydro-Quebec (1.0%, 0.8% and 0.7% of net assets, respectively).2

STRONGER ECONOMY BOOSTS PROSPECTS FOR CORPORATE BONDS

      In our view, the economy is likely to expand at least through 2004. We are, therefore, very comfortable with the fund's substantial commitment to corporate bonds. However, we believe that the performance advantage of corporate issues over governments is likely to be moderate in the near term. We are also alert to the possibility that a strengthening economy and burgeoning federal deficit could push interest rates higher.

/s/ David Lindsay
David Lindsay

David Lindsay has managed the Columbia Corporate Bond Fund since its inception in December 1994.

--------------------------------------------------------------------------------
Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.
--------------------------------------------------------------------------------

2    Holdings are disclosed as of October 31, 2003, and are subject to change.

PORTFOLIO MANAGER'S REPORT

SEC YIELDS AS OF
10/31/03 (%)
Class A           2.39
Class B           1.74
Class C           1.92
Class G           1.85
Class T           2.47
Class Z           2.82

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 2.19% for class A shares, 1.54% for class B shares, 1.57% for class C shares, 1.65% for class G shares, 2.27% for class T shares and 2.62% for class Z shares.

Bar Chart:

MATURITY BREAKDOWN
AS OF 10/31/03 (%)
0-1 YEAR          10.7
1-3 YEARS         26.6
3-5 YEARS         13.5
5-7 YEARS         19.3
7-10 YEARS        14.4
10-15 YEARS        3.0
15-20 YEARS        4.3
20-30 YEARS        8.2


Maturity breakdown is calculated as a percentage of net assets, based on each security's effective maturity, which reflects pre-funding, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.

NET ASSET VALUE PER
SHARE AS OF 10/31/03 ($)
Class A          10.57
Class B          10.57
Class C          10.57
Class G          10.57
Class T          10.57
Class Z          10.57

DISTRIBUTIONS
DECLARED PER SHARE
5/1/03 - 10/31/03 ($)
Class A           0.20
Class B           0.16
Class C           0.17
Class G           0.17
Class T           0.21
Class Z           0.22

COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND

      For the six-month period ended October 31, 2003, class A shares of Columbia Intermediate Government Income Fund returned negative 0.52% without sales charge. The fund underperformed its primary index, the Lehman Brothers Intermediate Government Index, which returned 0.28%, as well as its secondary index, the Lehman Brothers Aggregate Bond Index, which returned 0.57%. The fund also trailed its peer group, the Lipper Intermediate US Government Funds Category average, which returned negative 0.28%.1 The fund's emphasis on government and, to a lesser degree, higher-quality corporate bonds hampered relative returns as investors favored lower-quality issues. Our above-average stake in mortgage bonds also detracted from returns, as the sector struggled in a shifting interest rate environment.

YIELDS HEAD UP IN VOLATILE BOND MARKET

      Bond yields rose during the period, forcing bond prices--which move in the opposite direction--down. An improving economy, however, helped corporate bonds, particularly lower-quality issues. Mortgage bonds suffered as an abrupt rise in interest rates lowered expectations for prepayments, which occur when homeowners pay off their loans before their due dates. Interest-rate sensitive Treasuries were also volatile, but posted returns between those of corporate bonds and mortgage bonds.

A SHIFT IN THE FUND'S DURATION

      During the period, the fund's duration had an impact on performance. Here's what that means: Duration is a measure of interest rate sensitivity. To help cushion the price of bonds in the portfolio, we lower duration when we expect interest rates to rise and we raise it when we expect interest rates to fall. If our timing is wrong, performance can suffer. However, if we're right, such adjustments can aid performance.

      The fund began the period with a shorter duration than its benchmarks. This hurt performance early in the period, but it was a plus when interest rates began to move higher in July. As the outlook for interest rates stabilized, we shifted to a duration close to that of the fund's primary benchmark.

MORTGAGE BONDS LOST VALUE AS INTEREST RATES ROSE

      The fund de-emphasized Treasury bonds in favor of mortgage bonds, which offer a yield advantage over Treasuries. The fund's above-average stake in mortgage-backed securities hurt returns when interest rates rose, and we reduced this position. We switched some of the proceeds into bonds issued by government agencies, as the yield difference between Treasuries and agencies widened in July. As the yield spread between the two sectors later tightened, prices on agency bonds moved higher.

CORPORATE BONDS BOOST PERFORMANCE

The fund was near its maximum 20% in corporate bonds, which offer higher yields than government bonds. Due to limitations stated in the prospectus, however, the fund cannot own BBB issues, which hindered relative returns as lower-quality issues moved into favor. Within the corporate sector, we reduced financials, adding

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.


Pie Chart:
ASSET ALLOCATION AS OF OCTOBER 31, 2003 (%)
Cash and cash equivalents:    2
Asset backed securities:      2
Corporate and foreign bonds:  17
Mortgage backed securities:   32
Government issues:            47

Asset allocation is calculated as a percentage of net assets.



QUALITY BREAKDOWN AS OF 10/31/03 (%)
Aaa                           86.7
Aa                             0.2
A                             11.0
Baa                            2.1

Quality breakdown is calculated as a percentage of total investments including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

PORTFOLIO MANAGER'S REPORT

to industrials and non-US sovereign issues. We also added a small investment in taxable municipal bonds.

POSITIONED FOR RISING INTEREST RATES

      As the economy improves, we believe that interest rates have the potential to rise gradually. For now we are maintaining a neutral duration relative to our benchmark because we expect interest rates to remain within a narrow range during the coming months. However, we plan to shorten duration if interest rates near the bottom of this range. We expect to continue to focus on agency, corporate and mortgage issues, with a light position in Treasuries. We believe the added yield from these sectors should help offset declining bond prices as interest rates rise.

/s/ Marie M. Schofield

Marie M. Schofield

Marie M. Schofield has managed the Columbia Intermediate Government Income Fund since December 1996.


--------------------------------------------------------------------------------
Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.
--------------------------------------------------------------------------------

PORTFOLIO MANAGER'S REPORT

SEC YIELDS AS OF
10/31/03 (%)
Class A           2.93
Class B           2.31
Class C           2.59
Class G           2.51
Class T           3.03
Class Z           3.33

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 2.70% for class A shares, 2.09% for class B shares, 2.22% for class C shares, 2.29% for class G shares, 2.81% for class T shares and 3.11% for class Z shares.

Bar Chart:

MATURITY BREAKDOWN
AS OF 10/31/03 (%)

0-1 year          8.8
1-3 years         21.4
3-5 years         15.2
5-7 years         17.8
7-10 years        19.0
10-15 years       3.6
15-20 years       1.7
20-30 years       12.5

Maturity breakdown is calculated as a percentage of net assets, based on each security's effective maturity, which reflects pre-fundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.

NET ASSET VALUE PER
SHARE AS OF 10/31/03 ($)
Class A          11.28
Class B          11.28
Class C          11.28
Class G          11.28
Class T          11.28
Class Z          11.28

DISTRIBUTIONS
DECLARED PER SHARE
5/1/03 - 10/31/03 ($)
Class A           0.24
Class B           0.19
Class C           0.21
Class G           0.21
Class T           0.24
Class Z           0.26

COLUMBIA QUALITY PLUS BOND FUND

      For the six-month period ended October 31, 2003, class A shares of Columbia Quality Plus Bond Fund returned negative 0.03% without sales charge. The fund came out behind both the Lipper Corporate Debt Funds A Rated Category which returned 0.82%,1 and the Lehman Brothers Government/Credit Bond Index, which returned 0.62%. The fund's higher-quality bias, during a period that favored lower-quality issues, and above-average investment in mortgage bonds detracted from relative performance.

BOND YIELDS FALL, THEN SNAP BACK TO MULTI-YEAR HIGHS

      The bond market was extremely volatile during the past six months. Bond yields declined in May and early June, reaching multi-decade lows as the Federal Reserve lowered short-term interest rates to 1.00%. Rumors that the Fed was going to buy back Treasuries triggered a brief stampede into high quality issues, which kept downward pressure on yields. In July, however, yields abruptly reversed course and bond prices fell as the Fed backed away from its plan to buy back Treasuries and indicated economic growth was on target. Yields climbed more gradually in August, fell in September, and rose again in October, closing the period up only slightly from their start six months earlier.

DEFENSIVE STRATEGY BENEFITS RETURNS

      During the period, the fund's duration had an impact on performance. Here's what that means: Duration is a measure of interest rate sensitivity. To help cushion the price of bonds in the portfolio, we lower duration when we expect interest rates to rise and we raise it when we expect interest rates to fall. If our timing is wrong, performance can suffer. However, if we're right, such adjustments can aid performance.

      The fund began the period with a shorter duration than its benchmarks. This hurt performance early in the period, but was a plus when interest rates began to move higher in July. As the outlook for interest rates later stabilized, we shifted to a duration close to that of the fund's primary benchmark.

CORPORATE BONDS HELP, BUT HIGH-QUALITY BIAS RESTRAINS GAINS

      The fund was overweight in corporate bonds relative to both its benchmark and peer group. This helped performance as the yield difference between corporate bonds and Treasuries narrowed. Our high-quality bias, however, hampered returns as investors favored the lowest quality investment grade bonds. The fund is required to invest at least 50% of its assets in AA or better quality issues, with the balance in investment grade or better. We added modestly to our stake in higher-quality BBB issues, but quickly reached our target. We also increased our investment in non-U.S. sovereign issues amid expectations of an improving global economy.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.


Pie chart:
ASSET ALLOCATION AS OF OCTOBER 31, 2003 (%)
Cash & cash equivalents:       3
Asset backed securities:       6
Mortgage backed securities:   17
Government issues:            18
Municipals:                    1
Corporate bonds:              55

Asset allocation is calculated as a percentage of net assets.


QUALITY BREAKDOWN AS OF 10/31/03 (%)
Aaa                           49.4
Aa                             4.4
A                             28.3
Baa                           17.9

Quality breakdown is calculated as a percentage of total investments including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc.or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

PORTFOLIO MANAGER'S REPORT

MORTGAGE BONDS SUFFER FROM RISING INTEREST RATES

      Mortgage bonds detracted from performance, as interest rates rose sharply in the summer. However, our investment in asset-backed securities, which are backed by pools of assets such as credit card or auto loans, offered the fund both attractive yields and good credit quality. We increased our stake in bonds issued by government agencies when the yield spread between government agency bonds and Treasuries widened in late June and July. When the yield spread subsequently narrowed, prices on agency bonds rose.

POTENTIAL FOR RISING INTEREST RATES

      We believe that interest rates have the potential to stay within a relatively tight range before moving up gradually. As a result, we plan to keep the fund's duration in line with its benchmark for now and shorten duration if rising interest rates appear more imminent. We also expect to emphasize sectors that offer a yield advantage over Treasuries, including corporate bonds, ABS and certain mortgage issues. The added yield these sectors offer should help offset falling bond prices when interest rates move higher.

/s/ Marie M. Schofield

Marie M. Schofield

Marie M. Schofield has managed the Columbia Quality Plus Bond Fund since March 1996.


--------------------------------------------------------------------------------
Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.
--------------------------------------------------------------------------------


Columbia Corporate Bond Fund

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003 (UNAUDITED)

PAR VALUE                                                                          VALUE
-----------                                                                -------------

CORPORATE NOTES AND BONDS - 82.43%
                FINANCE - 22.34%

$ 1,403,000     Allstate Corp., Senior Note
                7.88% 05/01/05........................................     $   1,526,674
  1,000,000     American Express Credit Corp.
                3.00% 05/16/08........................................           974,900
  1,000,000     American Express Credit Corp.
                Series B, MTN
                4.25% 02/07/05........................................         1,030,340
  1,000,000     American International Group, Inc.
                2.88% 05/15/08 (A)....................................           969,610
  1,090,000     Bank of America Corp., Senior Note
                4.88% 01/15/13........................................         1,084,049
    700,000     Bank of America Corp., Subordinated Note
                7.75% 08/15/04........................................           728,980
    500,000     Bank of America Corp., Subordinated Note
                7.63% 04/15/05........................................           534,810
    500,000     Bank of New York Co., Inc.
                Subordinated Note
                8.50% 12/15/04........................................           537,980
  1,000,000     Bank One Corp., Subordinated Note
                7.88% 08/01/10........................................         1,198,160
    350,000     Bank One N.A., Illinois, Bank Note
                3.70% 01/15/08........................................           352,856
    750,000     Bear Stearns Co., Inc.
                3.00% 03/30/06........................................           759,564
    250,000     Boeing Capital Corp.
                5.80% 01/15/13........................................           259,008
    500,000     Boeing Capital Corp., Senior Note
                7.10% 09/27/05........................................           543,964
    755,000     Boeing Capital Corp., Senior Note
                4.75% 08/25/08........................................           777,650
    500,000     Boeing Capital Corp., Senior Note
                6.10% 03/01/11........................................           531,805
  1,000,000     Branch Banking & Trust Co.,
                Subordinated Note, Bank Note
                4.88% 01/15/13........................................         1,018,210
    395,000     Capital One Bank
                5.75% 09/15/10........................................           416,923
    500,000     Caterpillar Financial Services Corp.
                Series F, MTN
                4.69% 04/25/05........................................           520,615
    500,000     Caterpillar Financial Services Corp.
                2.35% 09/15/06........................................           495,490
  1,000,000     Caterpillar Financial Services Corp.
                2.70% 07/15/08........................................           961,190
    250,000     CitiGroup, Inc.
                6.63% 09/15/05........................................           270,403
  1,000,000     CitiGroup, Inc.
                6.88% 06/01/25........................................         1,097,080
    500,000     Comerica, Inc., Subordinated Note
                7.25% 08/01/07........................................           555,720
    550,000     Deutsche Bank Financial LLC
                5.38% 03/02/15........................................           554,901
    375,000     EOP Operating LP
                5.88% 01/15/13........................................           394,721

PAR VALUE                                                                          VALUE
-----------                                                                -------------

 $  375,000     EOP Operating LP, Senior Note
                7.00% 07/15/11........................................     $     422,415
    500,000     Ford Motor Credit Co.
                7.38% 02/01/11........................................           512,460
    250,000     Ford Motor Credit Co., Senior Note
                6.13% 03/20/04........................................           253,265
  1,000,000     FPL Group Capital, Inc.
                7.63% 09/15/06........................................         1,125,620
    250,000     General Electric Capital Corp.
                Series A, MTN
                5.00% 02/15/07........................................           264,943
  1,000,000     General Electric Global Insurance Holding
                Corp.
                6.45% 03/01/19........................................         1,027,200
  1,000,000     Golden West Financial Corp.,
                Senior Note
                4.13% 08/15/07........................................         1,031,970
    500,000     Goldman Sachs Group, Inc.
                6.60% 01/15/12........................................           555,025
    635,000     Household Finance Corp.
                6.38% 10/15/11........................................           694,315
    375,000     International Lease Finance Corp.
                Series O, MTN
                4.00% 01/17/06........................................           386,711
    750,000     John Hancock Global Funding II
                5.00% 07/27/07 (A)....................................           797,318
    700,000     J.P. Morgan Chase & Co.
                Subordinated Note
                6.75% 02/01/11........................................           784,455
  1,000,000     KeyBank, N.A., Senior Note, Bank Note
                4.10% 06/30/05........................................         1,031,350
  1,000,000     KFW International Finance
                2.50% 10/17/05........................................         1,011,130
    325,000     Lehman Brothers Holdings, Inc.
                4.00% 01/22/08........................................           330,684
  1,500,000     Marsh & McLennan Cos., Inc.
                Senior Note
                5.38% 03/15/07........................................         1,612,335
  1,015,000     Marshall & Ilsley Bank
                Subordinated Note
                6.38% 09/01/11........................................         1,127,330
    750,000     Mellon Funding Corp.
                7.50% 06/15/05........................................           816,720
    550,000     Merrill Lynch & Co., Inc.
                6.55% 08/01/04........................................           570,817
    750,000     Morgan Stanley Dean Witter
                7.75% 06/15/05........................................           818,550
    500,000     Morgan Stanley Dean Witter
                5.30% 03/01/13........................................           506,620
    500,000     Morgan Stanley Dean Witter
                Unsubordinated Note
                6.10% 04/15/06........................................           542,195
    250,000     Regions Financial Corp.
                Subordinated Note
                7.00% 03/01/11........................................           284,942
    500,000     SunTrust Bank, Atlanta
                Subordinated Note, Bank Note
                7.25% 09/15/06........................................           557,415



                       See Notes to Financial Statements.
                                       14


COLUMBIA CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)
PAR VALUE                                                                          VALUE
-----------                                                                -------------
                FINANCE (CONTINUED)

 $  300,000     SunTrust Bank, Atlanta
                Subordinated Note, Bank Note
                5.45% 12/01/17........................................     $     304,749
    500,000     Textron Financial Corp., MTN
                2.75% 06/01/06........................................           496,215
    500,000     U.S. Bancorp, Series J
                Senior Note, MTN
                6.88% 12/01/04........................................           527,440
    250,000     U.S. Bancorp, Series N
                Senior Note, MTN
                5.10% 07/15/07........................................           266,520
    200,000     U.S. Bancorp, Series N
                Senior Note, MTN
                3.13% 03/15/08........................................           196,840
  1,000,000     U.S. Bank, N.A., Subordinated Note
                6.30% 02/04/14........................................         1,104,120
  1,500,000     USAA Capital Corp.
                Series B, MTN
                3.13% 12/15/05 (A)....................................         1,530,705
    714,000     Wachovia Corp.
                6.95% 11/01/04........................................           753,279
  1,000,000     Wachovia Corp.
                4.95% 11/01/06........................................         1,059,520
  1,000,000     Washington Mutual, Inc.
                7.50% 08/15/06........................................         1,123,340
    500,000     Wells Fargo & Co.
                5.90% 05/21/06........................................           543,635
    500,000     Wells Fargo Bank, N.A.
                Subordinated Note
                6.45% 02/01/11........................................           559,015
    525,000     Wells Fargo Financial, Inc., Senior Note
                7.50% 04/15/05........................................           566,712
                                                                            ------------
                                                                              44,193,478
                                                                            ------------

                CONSUMER STAPLES - 17.22%

  1,287,000     Anheuser-Busch Cos., Inc., Senior Note
                6.00% 04/15/11........................................         1,414,027
    180,000     Avery Dennison Corp.
                4.88% 01/15/13........................................           178,362
  1,000,000     Avon Products, Inc.
                6.90% 11/15/04........................................         1,055,130
  1,500,000     Baxter International, Inc.
                5.25% 05/01/07........................................         1,594,545
    200,000     Becton Dickinson & Co., Debenture
                4.55% 04/15/13........................................           195,936
    100,000     Becton Dickinson & Co., Debenture
                4.90% 04/15/18........................................            95,995
  1,000,000     Becton Dickinson & Co., Debenture
                6.70% 08/01/28........................................         1,083,820
    250,000     Block Financial Corp.
                6.75% 11/01/04........................................           261,910
    200,000     Cardinal Health, Inc.
                4.00% 06/15/15........................................           179,776
  1,000,000     Cargill, Inc.
                6.38% 06/01/12 (A)....................................         1,094,970
    100,000     Cendant Corp.
                6.88% 08/15/06........................................           109,665


PAR VALUE                                                                          VALUE
-----------                                                                -------------
 $  500,000     Coca-Cola Co.
                5.75% 03/15/11........................................     $     541,415
  1,000,000     Coca-Cola Enterprises, Inc.,
                8.00% 01/04/05........................................         1,070,750
    491,000     Coca-Cola Enterprises, Inc., Debenture
                6.95% 11/15/26........................................           551,992
  1,300,000     Colgate-Palmolive Co., Series E, MTN
                5.98% 04/25/12........................................         1,420,042
    500,000     ConAgra Foods, Inc.
                6.75% 09/15/11........................................           562,880
  1,180,000     Eli Lilly & Co.
                2.90% 03/15/08........................................         1,155,600
  1,000,000     Estee Lauder Cos., Inc., Senior Note
                6.00% 01/15/12........................................         1,084,050
  1,000,000     Gillette Co., Senior Note
                4.13% 08/30/07........................................         1,038,400
    330,000     Hershey Foods Corp., Debenture
                7.20% 08/15/27........................................           382,467
  1,000,000     Kellogg Co., Series B
                6.00% 04/01/06........................................         1,077,110
  1,000,000     Kroger Co.
                6.20% 06/15/12........................................         1,067,310
  1,500,000     Limited Brands, Inc.
                6.13% 12/01/12........................................         1,602,780
    500,000     Medco Health Solutions, Inc., Senior Note
                7.25% 08/15/13........................................           534,265
  1,000,000     Merck & Co., Inc.
                5.25% 07/01/06........................................         1,070,400
    300,000     Newell Rubbermaid, Inc.
                6.00% 03/15/07........................................           320,391
  1,750,000     Pepsi Bottling Holdings, Inc.
                5.38% 02/17/04 (A)....................................         1,770,475
  1,000,000     Pharmacia Corp., Debenture
                6.50% 12/01/18........................................         1,155,290
    250,000     Procter & Gamble Co.
                Unsubordinated Note
                6.60% 12/15/04........................................           264,050
  1,250,000     Procter & Gamble Co.
                Unsubordinated Note
                6.88% 09/15/09........................................         1,443,013
    750,000     Safeway, Inc.
                6.15% 03/01/06........................................           806,025
  1,000,000     Sara Lee Corp.
                6.25% 09/15/11........................................         1,105,760
    400,000     Sysco Corp.
                4.75% 07/30/05........................................           419,104
    968,000     Sysco Corp., Debenture
                6.50% 08/01/28........................................         1,045,372
    500,000     Tenet Healthcare Corp., Senior Note
                6.38% 12/01/11........................................           465,000
  1,000,000     Unilever Capital Corp.
                6.75% 11/01/03........................................         1,000,150
  1,500,000     Unilever Capital Corp.
                6.88% 11/01/05........................................         1,636,485
  1,000,000     Wal-Mart Stores, Inc.
                4.15% 06/15/05........................................         1,036,740
  1,092,000     Wyeth
                7.90% 02/15/05........................................         1,174,228
                                                                            ------------
                                                                              34,065,680
                                                                            ------------

                       See Notes to Financial Statements.
                                       15


COLUMBIA CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)
PAR VALUE                                                                          VALUE
-----------                                                                -------------

                INDUSTRIAL - 9.57%

 $1,250,000     3M Co., Debenture
                6.38% 02/15/28........................................     $   1,349,375
    350,000     BAE Systems Holdings, Inc.
                6.40% 12/15/11 (A)....................................           375,123
    250,000     Bemis Co., Inc.
                6.50% 08/15/08........................................           279,702
    500,000     Black & Decker Corp., Senior Note
                7.13% 06/01/11........................................           568,005
  1,000,000     Burlington Northern Santa Fe Corp.
                6.13% 03/15/09........................................         1,099,840
    500,000     DaimlerChrysler N.A. Holding Corp.
                4.05% 06/04/08........................................           485,825
  1,000,000     Deere & Co., Debenture
                7.85% 05/15/10........................................         1,184,640
    475,000     Eastman Chemical Co.
                3.25% 06/15/08........................................           452,252
    500,000     Emerson Electric Co.
                7.88% 06/01/05........................................           545,430
  1,000,000     Emerson Electric Co.
                5.85% 03/15/09........................................         1,094,270
  1,000,000     First Data Corp.
                3.38% 08/01/08........................................           989,020
  1,250,000     General Dynamics Corp.
                2.13% 05/15/06........................................         1,237,437
    950,000     General Electric Co.
                5.00% 02/01/13........................................           955,614
  1,000,000     General Motors Corp., Senior Note
                7.13% 07/15/13........................................         1,040,720
    400,000     Hertz Corp.
                4.70% 10/02/06........................................           394,032
    500,000     Johnson Controls, Inc.
                4.88% 09/15/13........................................           498,285
    330,000     Kellogg Co., Senior Note
                2.88% 06/01/08........................................           318,123
    500,000     Lockheed Martin Corp.
                8.20% 12/01/09........................................           606,485
    250,000     Martin Marietta Materials, Inc.
                6.88% 04/01/11........................................           282,185
    985,000     Norfolk Southern Corp., Senior Note
                6.20% 04/15/09........................................         1,078,250
  1,500,000     Praxair, Inc.
                2.75% 06/15/08........................................         1,444,050
    500,000     Textron, Inc.
                6.38% 07/15/04........................................           516,055
    500,000     United Technologies Corp.
                4.88% 11/01/06........................................           530,610
    950,000     United Technologies Corp.
                6.35% 03/01/11........................................         1,058,613
    500,000     York International Corp.,
                Senior Note
                6.63% 08/15/06........................................           541,290
                                                                            ------------
                                                                              18,925,231
                                                                            ------------

PAR VALUE                                                                          VALUE
-----------                                                                -------------

                CONSUMER CYCLICAL - 7.46%

 $1,235,000     Brown-Forman Corp.
                3.00% 03/15/08........................................     $   1,208,312
  1,500,000     Campbell Soup Co.
                5.00% 12/03/12........................................         1,517,550
  1,000,000     Cintas Corp., No. 2
                6.00% 06/01/12........................................         1,069,080
  1,200,000     Costco Wholesale Corp., Senior Note
                5.50% 03/15/07........................................         1,292,736
  1,000,000     DaimlerChrysler N.A. Holding Corp.
                6.90% 09/01/04........................................         1,039,640
  1,000,000     May Department Stores Co.
                7.45% 10/15/16........................................         1,170,850
    305,000     May Department Stores Co.
                6.70% 09/15/28........................................           310,097
  1,000,000     McDonald's Corp., Series E, MTN
                5.95% 01/15/08........................................         1,101,320
  1,000,000     New York Times Co.
                7.63% 03/15/05........................................         1,074,700
    300,000     Southwest Airlines Co.
                8.00% 03/01/05........................................           322,683
  1,000,000     Target Corp.
                5.95% 05/15/06........................................         1,081,490
    200,000     Target Corp.
                3.38% 03/01/08........................................           200,196
  1,000,000     Time Warner Entertainment Co.
                Debenture
                8.38% 03/15/23........................................         1,199,500
    601,000     Union Pacific Corp.
                6.40% 02/01/06........................................           650,703
    750,000     Union Pacific Corp.
                3.63% 06/01/10........................................           710,955
    750,000     Wendy's International, Inc., Senior Note
                6.20% 06/15/14........................................           817,005
                                                                            ------------
                                                                              14,766,817
                                                                            ------------

                UTILITIES - 7.15%

    350,000     Atmos Energy Corp., Senior Note
                5.13% 01/15/13........................................           353,973
    495,000     Carolina Power & Light Co.,
                First Mortgage
                5.13% 09/15/13........................................           495,965
    250,000     CenterPoint Energy Houston Electric LLC
                5.70% 03/15/13 (A)....................................           260,685
    400,000     Commonwealth Edison Co.
                First Mortgage
                6.15% 03/15/12........................................           432,548
    500,000     Consolidated Edison Co. of New York
                5.88% 04/01/33........................................           495,345
  1,250,000     Consolidated Edison Co. of New York
                Series B, Debenture
                7.15% 12/01/09........................................         1,447,888
    250,000     Constellation Energy Group, Inc.
                6.35% 04/01/07........................................           274,095


                       See Notes to Financial Statements.
                                       16


COLUMBIA CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)
PAR VALUE                                                                          VALUE
-----------                                                                -------------

                UTILITIES (CONTINUED)

 $  500,000     Dominion Resources, Inc.
                Series B, Senior Note
                7.63% 07/15/05........................................     $     544,055
    110,000     Dominion Resources, Inc.
                Series D, Senior Note
                5.13% 12/15/09........................................           113,395
    500,000     Energy East Corp.
                5.75% 11/15/06........................................           534,155
    100,000     FirstEnergy Corp., Series A
                5.50% 11/15/06........................................           105,028
    500,000     FirstEnergy Corp., Series B
                6.45% 11/15/11........................................           531,195
    575,000     Florida Power & Light Co.
                First Mortgage
                5.63% 04/01/34........................................           552,411
    100,000     Indiana Michigan Power Co.
                Series A, Senior Note
                6.88% 07/01/04........................................           102,956
    500,000     Indiana Michigan Power Co.
                Series C, Senior Note
                6.13% 12/15/06........................................           545,630
    800,000     Midamerican Energy Holdings Co.
                Senior Note
                3.50% 05/15/08........................................           781,464
    500,000     Niagara Mohawk Power Corp.
                First Mortgage
                7.75% 05/15/06........................................           560,535
    385,000     Nisource Finance Corp.
                Senior Note
                6.15% 03/01/13........................................           406,514
    200,000     Oncor Electric Delivery Co.
                6.38% 05/01/12........................................           220,014
    415,000     Oncor Electric Delivery Co.
                6.38% 01/15/15........................................           447,586
    250,000     Oncor Electric Delivery Co., Debenture
                7.00% 09/01/22........................................           273,123
  1,000,000     Pacificorp, Series H,
                First Mortgage, MTN
                6.38% 05/15/08........................................         1,090,310
    210,000     Peco Energy Co.
                First Mortgage
                3.50% 05/01/08........................................           208,448
  1,000,000     Potomac Electric Power Co.
                First Mortgage
                6.25% 10/15/07........................................         1,102,590
    500,000     Progress Energy, Inc., Senior Note
                5.85% 10/30/08........................................           534,555
    250,000     Public Service Co. of Colorado
                First Mortgage
                4.88% 03/01/13........................................           246,602
    245,000     Southern Power Co., Series B
                Senior Note
                6.25% 07/15/12........................................           262,811
    250,000     Tampa Electric Co.
                6.38% 08/15/12........................................           260,648
  1,000,000     Union Electric Co.
                4.75% 04/01/15........................................           966,261
                                                                            ------------
                                                                              14,150,785
                                                                            ------------

PAR VALUE                                                                          VALUE
-----------                                                                -------------

                COMMUNICATIONS - 7.02%

 $1,000,000     British Telecommunications Plc
                8.38% 12/15/10........................................     $   1,210,480
    500,000     Cingular Wireless LLC, Senior Note
                5.63% 12/15/06........................................           539,185
    500,000     Clear Channel Communications, Inc.
                4.25% 05/15/09........................................           496,688
    500,000     Comcast Cable Communications, Inc.
                Senior Note
                6.88% 06/15/09........................................           555,110
  1,000,000     Cox Communications, Inc.
                7.75% 11/01/10........................................         1,167,030
  1,250,000     Disney (Walt) Co.
                6.38% 03/01/12........................................         1,362,300
  1,250,000     Gannett Co., Inc.
                4.95% 04/01/05........................................         1,303,050
    455,000     GTE California, Inc., Series B, Debenture
                6.75% 03/15/04........................................           463,072
  1,000,000     GTE Southwest, Inc., Debenture
                6.00% 01/15/06........................................         1,074,290
    200,000     News America, Inc.
                4.75% 03/15/10........................................           203,060
    850,000     SBC Communications, Inc.
                5.75% 05/02/06........................................           914,455
    240,000     SBC Communications, Inc.
                6.25% 03/15/11........................................           261,370
    300,000     Sprint Capital Corp.
                6.00% 01/15/07........................................           317,952
    160,000     Sprint Capital Corp.
                7.63% 01/30/11........................................           176,653
    505,000     Sprint Capital Corp.
                6.90% 05/01/19........................................           500,647
    500,000     Tele-Communications-TCI Group
                Senior Note
                7.25% 08/01/05........................................           538,260
    530,000     Verizon Virginia, Inc., Series A, Debenture
                4.63% 03/15/13........................................           503,887
    350,000     Verizon Wireless, Inc.
                5.38% 12/15/06........................................           373,880
    500,000     Viacom, Inc.
                6.63% 05/15/11........................................           561,145
  1,000,000     Vodafone Group Plc
                7.63% 02/15/05........................................         1,069,640
    335,000     Vodafone Group Plc
                4.63% 07/15/18........................................           302,589
                                                                            ------------
                                                                              13,894,743
                                                                            ------------

                ENERGY - 6.85%

  1,000,000     AGL Capital Corp.,
                4.45% 04/15/13........................................           946,090
    380,000     Alliant Energy Resources, Inc.,
                Senior Note
                9.75% 01/15/13........................................           487,361
    250,000     Amerada Hess Corp.
                6.65% 08/15/11........................................           269,795
    500,000     Amerada Hess Corp.
                7.88% 10/01/29........................................           558,945


                       See Notes to Financial Statements.
                                       17

COLUMBIA CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)
PAR VALUE                                                                          VALUE
-----------                                                                -------------

                ENERGY (CONTINUED)

 $  500,000     Atlantic Richfield Co., Debenture
                10.88% 07/15/05.......................................     $     573,305
    200,000     Baker Hughes, Inc.
                6.00% 02/15/09........................................           220,006
    500,000     Baker Hughes, Inc., Senior Note
                6.25% 01/15/09........................................           555,130
  1,000,000     BP Capital Markets Plc
                2.35% 06/15/06........................................           997,590
    600,000     ChevronTexaco Capital Co.
                3.38% 02/15/08........................................           599,970
    745,000     ChevronTexaco Corp.
                5.50% 01/15/09........................................           805,092
  1,000,000     Conoco, Inc., Senior Note
                6.95% 04/15/29........................................         1,121,420
    575,000     ConocoPhillips
                3.63% 10/15/07........................................           577,527
    250,000     Consolidated Natural Gas Co.
                Series B, Senior Note
                5.38% 11/01/06........................................           268,722
    580,000     Devon Energy Corp., Senior Note
                2.75% 08/01/06........................................           577,442
    385,000     Enron Oil & Gas Resources, Inc.
                6.70% 11/15/06........................................           427,962
    760,000     Kerr-McGee Corp.
                5.38% 04/15/05........................................           790,514
    750,000     Marathon Oil Corp.
                6.00% 07/01/12........................................           807,652
    500,000     Southern California Gas Co.
                First Mortgage
                5.45% 04/15/18........................................           506,550
    525,000     Sunoco, Inc.
                7.13% 03/15/04........................................           534,691
    500,000     Sunoco, Inc.
                7.75% 09/01/09........................................           577,090
    633,000     Texas Eastern Transmission Corp.
                7.30% 12/01/10........................................           722,905
    500,000     Tosco Corp.
                8.13% 02/15/30........................................           634,665
                                                                            ------------
                                                                              13,560,424
                                                                            ------------

                BASIC MATERIALS - 2.48%

    700,000     Alcoa, Inc.
                7.38% 08/01/10........................................           815,808
  1,250,000     du Pont (E.I.) de Nemours & Co.
                6.88% 10/15/09........................................         1,431,300
  1,000,000     International Paper Co.
                7.63% 08/01/04........................................         1,042,670
  1,000,000     Mead Corp., Debenture
                6.84% 03/01/37........................................         1,066,760
    500,000     Weyerhaeuser Co.
                6.75% 03/15/12........................................           541,795
                                                                            ------------
                                                                               4,898,333
                                                                            ------------

PAR VALUE                                                                          VALUE
-----------                                                                -------------

                TECHNOLOGY - 1.89%

 $  450,000     IBM Corp.
                4.25% 09/15/09........................................     $     457,902
  1,000,000     IBM Corp., Debenture
                6.22% 08/01/27........................................         1,033,540
    500,000     IBM Corp., MTN
                4.13% 06/30/05........................................           519,930
    705,000     Pitney Bowes, Inc.
                4.75% 05/15/18........................................           670,251
  1,000,000     Raytheon Co.
                6.50% 07/15/05........................................         1,067,370
                                                                            ------------
                                                                               3,748,993
                                                                            ------------

                SERVICES - 0.45%

    670,000     United Parcel Service, Debenture
                8.38% 04/01/30
                (7.62% 04/01/20) (B)..................................           891,013
                                                                            ------------

                TOTAL CORPORATE NOTES AND BONDS.......................       163,095,497
                                                                            ------------
                (Cost $156,482,875)

FOREIGN BONDS - 8.90% (C)

                AUSTRALIA - 0.42%

    750,000     Telstra Corp., Ltd.
                6.38% 04/01/12........................................           827,130
                                                                            ------------

                AUSTRIA - 0.54%

  1,000,000     Oesterreich Kontrollbank

                5.50% 01/20/06........................................         1,069,700
                                                                            ------------

                CANADA - 2.04%

  1,000,000     Hydro-Quebec, Series GF, Yankee
                8.88% 03/01/26........................................         1,350,680
  1,000,000     Ontario Electricity Financial Corp.
                6.10% 01/30/08........................................         1,107,360
    565,000     Petro-Canada
                4.00% 07/15/13........................................           518,749
    500,000     TELUS Corp., Yankee
                7.50% 06/01/07........................................           555,000
    500,000     TransAlta Corp., Yankee
                6.75% 07/15/12........................................           506,530
                                                                            ------------
                                                                               4,038,319
                                                                            ------------

                FRANCE - 0.25%

    275,000     France Telecom
                9.25% 03/01/11........................................           331,441
    120,000     France Telecom
                10.00% 03/01/31.......................................           158,255
                                                                            ------------
                                                                                 489,696
                                                                            ------------


                       See Notes to Financial Statements.
                                       18


COLUMBIA CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)
PAR VALUE                                                                          VALUE
-----------                                                                -------------

                GERMANY - 1.43%

 $1,000,000     DEPFA Deutsche Pfandbriefbank AG
                3.38% 10/05/07 (A)....................................      $    993,280
  1,000,000     Deutsche Ausgleichsbank
                7.00% 06/23/05........................................         1,079,760
    750,000     Landwirtschaft Rentenbk, Senior Note
                3.38% 11/15/07........................................           754,080
                                                                            ------------
                                                                               2,827,120
                                                                            ------------

                ITALY - 0.50%

  1,000,000     Telecom Italia Capital
                4.00% 11/15/08 (A)....................................         1,000,190
                                                                            ------------

                NETHERLANDS - 0.28%

    500,000     Deutsche Telekom International Finance
                8.25% 06/15/05........................................           546,140
                                                                            ------------

                SUPRA-NATIONAL - 1.68%

  1,000,000     European Investment Bank
                4.63% 03/01/07........................................         1,058,850
  1,000,000     Inter-American Development Bank
                7.38% 01/15/10........................................         1,197,520
  1,000,000     International Bank for Reconstruction &
                Development, Unsubordinated Note
                7.00% 01/27/05........................................         1,065,610
                                                                            ------------
                                                                               3,321,980
                                                                            ------------

                UNITED KINGDOM - 1.76%

  1,290,000     Diageo Capital Plc, Yankee
                6.13% 08/15/05........................................         1,382,545
    500,000     Diageo Capital Plc, Yankee
                3.50% 11/19/07........................................           502,650
    500,000     Royal Bank of Scotland Group Plc
                Subordinated Note
                5.00% 10/01/14........................................           493,835
  1,000,000     Royal Bank of Scotland Group Plc
                Subordinated Note, Yankee
                6.40% 04/01/09........................................         1,114,130
                                                                            ------------
                                                                               3,493,160
                                                                            ------------

                TOTAL FOREIGN BONDS...................................        17,613,435
                                                                            ------------
                (Cost $16,602,274)


PAR VALUE                                                                          VALUE
-----------                                                                -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.09%


                U.S. TREASURY NOTES - 2.63%

 $  250,000     5.88% 02/15/04........................................     $     253,398
    250,000     3.38% 04/30/04........................................           252,851
    260,000     2.88% 06/30/04........................................           263,027
    510,000     6.75% 05/15/05........................................           549,923
    791,000     5.75% 11/15/05........................................           852,179
    500,000     4.63% 05/15/06........................................           530,645
  1,000,000     6.25% 02/15/07........................................         1,117,500
    345,000     4.38% 05/15/07........................................           365,026
    725,000     6.13% 08/15/07........................................           812,510
    175,000     5.63% 05/15/08........................................           193,710
                                                                            ------------
                                                                               5,190,769
                                                                            ------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.71%

  1,215,000     6.25% 07/15/04........................................         1,257,230
  1,000,000     5.25% 01/15/06........................................         1,064,295
  1,000,000     4.88% 03/15/07........................................         1,063,384
                                                                            ------------
                                                                               3,384,909
                                                                            ------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.61%

  1,075,000     6.38% 06/15/09........................................         1,212,131
                                                                            ------------

                U.S. TREASURY BOND - 0.14%

    200,000     12.00% 08/15/13.......................................           277,555
                                                                            ------------

                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS...........................................        10,065,364
                                                                            ------------
                (Cost $8,688,873)

ASSET-BACKED SECURITIES - 1.45%

    500,000     American Express Credit Account
                Master Trust Series 1999-1, Class A
                5.60% 11/15/06........................................           509,675
  1,400,000     Chase Manhattan Auto Owner Trust
                Series 2001-A, Class A-4
                5.07% 02/15/08........................................         1,446,270
    297,867     Guaranteed Export Trust Certificates
                Series 1993-D, Class A
                5.23% 05/15/05........................................           304,265
    600,000     Honda Auto Receivables Owner Trust
                Series 2001-2, Class A-4
                5.09% 10/18/06........................................           610,098
                                                                            ------------
                TOTAL ASSET-BACKED SECURITIES.........................         2,870,308
                                                                            ------------
                (Cost $2,817,171)


                       See Notes to Financial Statements.
                                       19


COLUMBIA CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)
PAR VALUE                                                                          VALUE
-----------                                                                -------------

MORTGAGE-BACKED SECURITIES - 0.90%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.48%

 $   21,260     7.50% 11/01/07 Pool #188629...........................     $      22,568
     30,266     5.00% 08/01/10
                Series A-1, CMO, STRIP................................            31,088
    218,248     7.50% 06/01/13 Pool #457543...........................           233,283
    562,227     6.00% 11/01/23 Pool #050940...........................           580,712
     75,227     6.50% 03/01/28 Pool #412263...........................            78,252
                                                                            ------------
                                                                                 945,903
                                                                            ------------

                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.32%

      3,295     9.00% 09/15/04 Pool #003669...........................             3,377
     11,084     9.00% 12/15/08 Pool #027562...........................            12,015
     25,836     8.00% 05/15/22 Pool #319062...........................            28,176
    154,239     6.00% 05/20/28 Pool #002589...........................           159,093
    153,358     6.00% 03/15/29 Pool #487061...........................           158,560
    207,874     6.50% 03/15/29 Pool #464613...........................           217,831
     44,413     7.50% 09/15/29 Pool #466172...........................            47,479
                                                                            ------------
                                                                                 626,531
                                                                            ------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.10%

      2,179     7.50% 08/01/08 Pool #181313...........................             2,316
     34,702     7.00% 02/01/17 Pool #289284...........................            36,664
     23,080     7.00% 10/01/22 Pool #C00184...........................            24,398
     28,648     7.00% 02/01/23 Pool #C00213...........................            30,283
    104,666     6.00% 09/01/23 Pool #D41208...........................           108,085
                                                                            ------------
                                                                                 201,746
                                                                            ------------

                TOTAL MORTGAGE-BACKED SECURITIES......................         1,774,180
                                                                            ------------
                (Cost $1,627,801)
TOTAL INVESTMENTS - 98.77% ...........................................       195,418,784
                                                                            ------------
 (Cost $186,218,994) (D)

 NET OTHER ASSETS AND LIABILITIES - 1.23% ............................         2,438,999
                                                                            ------------
 NET ASSETS - 100.00% ................................................      $197,857,783
                                                                            ============

-----------------------------------------

(A) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration to qualified institutional buyers. On
     October 31, 2003, these securities amounted to $8,792,356 or 4.44% of net assets.

(B) Step-up Bond. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon shown reflects the rate in effect on October 31,2003.

(C)  U.S. Dollar-Denominated

(D)  Cost for federal income tax purposes is $187,203,651.

        ACRONYM                 NAME
        -------                 ----
          CMO            Collateralized Mortgage Obligation
          MTN            Medium Term Note
         STRIP           Separate Trading of Registered Interest and
                         Principal of Securities

                       See Notes to Financial Statements.
                                       20


Columbia Intermediate Government Income Fund

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003 (UNAUDITED)

PAR VALUE                                                                          VALUE
-----------                                                                -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.71%

                U.S. TREASURY NOTES - 14.78%

 $8,045,000     3.25% 12/31/03........................................      $  8,073,600
  3,100,000     3.38% 04/30/04........................................         3,135,359
 26,280,000     2.00% 05/15/06........................................        26,216,350
  4,600,000     4.63% 05/16/06........................................         4,881,929
 26,545,000     2.38% 08/15/06........................................        26,627,953
    395,000     3.13% 09/15/08........................................           393,195
                                                                            ------------
                                                                              69,328,386
                                                                            ------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.14%

  7,500,000     3.00% 06/15/04........................................         7,581,023
  1,500,000     7.00% 07/15/05........................................         1,627,149
  5,000,000     2.65% 02/13/06........................................         5,000,465
  1,000,000     5.50% 02/15/06........................................         1,071,506
  5,000,000     2.75% 08/11/06........................................         4,988,630
 25,000,000     2.50% 01/30/07........................................        24,826,825
  4,000,000     3.70% 11/01/07........................................         4,044,000
  3,000,000     4.10% 08/27/08........................................         3,047,940
    500,000     6.04% 02/25/09 MTN....................................           507,060
  1,495,000     4.55% 03/05/09........................................         1,509,759
  2,310,000     7.13% 01/15/30........................................         2,755,520
                                                                            ------------
                                                                              56,959,877
                                                                            ------------

                U.S. GOVERNMENT-BACKED BONDS - 8.07%

  5,000,000     Private Export Funding Corp., Series C
                6.31% 09/30/04........................................         5,222,500
  2,000,000     Private Export Funding Corp., Series M
                5.34% 03/15/06........................................         2,136,220
  4,123,753     Small Business Administration
                Participation Certificates
                Series 1998-20I, Class 1, CMO
                6.00% 09/01/18........................................         4,380,510
  4,168,485     Small Business Administration
                Participation Certificates
                Series 2002-20G, Class 1, CMO
                5.66% 07/01/22........................................         4,335,560
  4,759,973     Small Business Administration
                Participation Certificates
                Series 2002-20H, Class 1, CMO
                5.31% 08/01/22........................................         4,859,456
  4,125,003     Small Business Administration
                Participation Certificates
                Series 2002-20I, Class 1, CMO
                4.89% 09/01/22........................................         4,110,181
  4,200,000     Small Business Administration
                Participation Certificates
                Series 2003-20H, Class 1, CMO
                5.24% 08/01/23........................................         4,243,255
  2,945,952     Small Business Administration
                Participation Certificates
                Series 2003-20C, Class 1, CMO
                4.50% 03/01/23........................................         2,845,913


PAR VALUE                                                                          VALUE
-----------                                                                -------------
 $5,500,000     U.S. Department of Housing & Urban
                Development, Series 97-A

                6.36% 08/01/04........................................      $  5,706,168
                                                                            ------------
                                                                              37,839,763
                                                                            ------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.64%

  7,000,000     2.88% 09/15/05........................................         7,104,461
  3,500,000     5.25% 01/15/06........................................         3,725,033
  2,805,000     3.05% 09/08/06........................................         2,836,747
  5,000,000     3.50% 04/01/08........................................         4,971,280
  3,000,000     4.38% 02/04/10........................................         2,967,561
  3,550,000     3.60% 07/07/10........................................         3,415,625
  1,265,000     6.75% 03/15/31........................................         1,449,790
                                                                            ------------
                                                                              26,470,497
                                                                            ------------

                FEDERAL HOME LOAN BANK - 3.14%

    350,000     7.66% 07/20/04........................................           365,835
  3,000,000     3.63% 10/15/04........................................         3,063,906
  6,000,000     4.38% 02/15/05........................................         6,209,328
  1,740,000     6.50% 11/15/05........................................         1,892,676
  1,000,000     6.53% 06/09/09........................................         1,031,420
  2,000,000     7.73% 04/05/10........................................         2,154,716
                                                                            ------------
                                                                              14,717,881
                                                                            ------------

                FEDERAL FARM CREDIT BANK - 1.50%

  1,000,000     6.55% 02/07/04 MTN....................................         1,014,199
    350,000     7.35% 03/24/05 MTN....................................           376,889
  5,500,000     5.99% 07/02/12........................................         5,643,105
                                                                            ------------
                                                                               7,034,193
                                                                            ------------

                U.S. TREASURY BONDS - 1.44%

    600,000     12.00% 08/15/13.......................................           832,662
    700,000     11.25% 02/15/15.......................................         1,117,649
  1,575,000     6.13% 08/15/29........................................         1,768,245
  2,930,000     5.38% 02/15/31........................................         3,027,856
                                                                            ------------
                                                                               6,746,412
                                                                            ------------

                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS...........................................       219,097,009
                                                                            ------------
                (Cost $218,673,358)

MORTGAGE-BACKED SECURITIES - 32.21%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.26%

     34,759     8.00% 07/01/07 Pool #125136...........................            37,050
    775,177     6.60% 11/01/07 Pool #375483...........................           853,535
    888,835     6.57% 12/01/07 Pool #375567...........................           977,723
  1,097,306     6.58% 12/01/07 Pool #380013...........................         1,208,423
  1,412,768     6.12% 10/01/08 Pool #380999...........................         1,520,409
    926,427     5.00% 05/01/09 Pool #326584...........................           943,617
        314     8.00% 12/01/09 Pool #313180...........................               332
  2,406,034     5.00% 12/25/10 Series 2002-61
                Class PB, CMO.........................................         2,412,840


                       See Notes to Financial Statements.
                                       21


COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)

PAR VALUE                                                                          VALUE
-----------                                                                -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)

 $  406,617     6.00% 04/01/11 Pool #398072...........................      $    424,667
    316,697     6.50% 05/01/11 Pool #250554...........................           334,155
  5,000,000     4.72% 08/25/12 Series 2002-M2
                Class C, CMO..........................................         5,009,035
  2,563,070     5.24% 09/01/12 Pool #385453...........................         2,645,920
  5,000,000     5.00% 09/25/12 Series 2002-61
                Class PC, CMO.........................................         5,060,074
    991,489     6.00% 04/01/13 Pool #251656...........................         1,033,705
  1,243,489     6.00% 04/01/13 Pool #418044...........................         1,296,434
    326,866     6.50% 06/01/13 Pool #430204...........................           344,272
    126,657     6.00% 06/01/14 Pool #484967...........................           131,944
    574,998     6.00% 06/01/14 Pool #495200...........................           599,002
    113,478     6.00% 06/01/14 Pool #500131...........................           118,215
    184,247     7.50% 10/01/15 Pool #253474...........................           196,849
  3,755,928     5.00% 07/25/16 Series 2003-2
                Class CY..............................................         3,855,192
  3,072,482     7.79% 02/01/19 Pool #160103...........................         3,296,136
    508,399     10.00% 10/01/20 Pool #190942..........................           576,818
    364,569     10.00% 12/01/20 Pool #303416..........................           414,032
  5,222,555     6.00% 08/01/22 Pool #254440...........................         5,388,822
  1,028,011     8.00% 12/01/29 Pool #535031...........................         1,111,470
     33,299     8.00% 02/01/30 Pool #525961...........................            35,919
    102,171     8.00% 02/01/30 Pool #531766...........................           110,209
     35,617     8.00% 03/01/30 Pool #533977...........................            38,419
     48,920     8.00% 04/01/30 Pool #526425...........................            52,769
    155,766     8.00% 04/01/30 Pool #536553...........................           168,021
     44,722     8.00% 05/01/30 Pool #534205...........................            48,240
    349,004     6.50% 07/01/31 Pool #589183...........................           362,631
  2,674,720     6.50% 08/01/31 Pool #596663...........................         2,779,156
    125,644     6.50% 08/01/31 Pool #600564...........................           130,550
  1,549,503     6.50% 09/01/31 Pool #604108...........................         1,610,004
  2,917,077     6.00% 12/01/31 Pool #629370...........................         3,007,353
  2,436,204     6.00% 01/01/33 Pool #695331...........................         2,501,602
 30,810,000     5.50% 11/13/33 (A)....................................        31,089,200
 13,000,000     6.00% 12/11/33 (A)....................................        13,304,694
                                                                            ------------
                                                                              95,029,438
                                                                            ------------

                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.42%

      4,897     8.50% 10/15/04 Pool #004216...........................             5,009
     17,517     8.50% 01/15/06 Pool #007946...........................            18,379
  1,530,520     6.50% 07/15/09 Pool #780357...........................         1,622,214
    112,089     6.50% 06/15/11 Pool #423829...........................           118,844
     38,119     6.50% 08/15/12 Pool #455428...........................            40,382
      4,360     6.50% 06/15/13 Pool #462795...........................             4,615
    102,988     6.50% 07/15/13 Pool #468077...........................           109,015
    290,870     6.50% 09/15/13 Pool #464192...........................           307,893
     87,951     6.50% 09/15/13 Pool #476619...........................            93,099
    126,049     6.50% 09/15/13 Pool #487907...........................           133,426
    124,818     7.00% 09/15/13 Pool #484233...........................           133,251
    387,491     6.50% 10/15/13 Pool #477500...........................           410,169
    113,413     6.50% 10/15/13 Pool #481575...........................           120,050
     11,967     6.50% 11/15/13 Pool #434062...........................            12,668
     24,738     5.50% 12/15/13 Pool #495780...........................            25,771
    153,334     5.50% 01/15/14 Pool #464491...........................           159,560


PAR VALUE                                                                          VALUE
-----------                                                                -------------

 $  169,826     5.50% 02/15/14 Pool #464568...........................     $     176,722
    220,592     5.50% 03/15/14 Pool #487579...........................           229,550
    178,453     5.50% 03/15/14 Pool #501523...........................           185,700
     32,629     5.50% 04/15/14 Pool #496599...........................            33,954
    229,622     5.50% 04/15/14 Pool #505596...........................           238,946
    194,417     5.50% 04/15/14 Pool #506448...........................           202,311
    310,267     5.50% 05/15/14 Pool #480524...........................           322,865
    245,498     5.50% 05/15/14 Pool #505667...........................           255,467
    282,776     5.50% 06/15/14 Pool #434398...........................           294,259
    237,830     5.50% 06/15/14 Pool #507142...........................           247,488
    205,220     6.50% 07/15/14 Pool #494014...........................           217,225
    195,300     9.00% 11/15/17 Pool #780171...........................           216,171
    170,998     5.75% 07/20/21 Pool #008809 (B).......................           174,349
    804,521     5.38% 04/20/22 Pool #008956 (B).......................           819,390
    189,292     7.00% 10/15/23 Pool #360196...........................           201,770
  4,550,000     4.76% 01/16/25 Series 2002-62
                Class B, CMO..........................................         4,653,196
  1,500,000     4.49% 10/16/25 Series 2003-5
                Class B, CMO..........................................         1,502,681
    188,920     7.50% 02/15/27 Pool #443052...........................           202,158
  1,005,650     7.00% 12/15/28 Pool #483886...........................         1,066,834
     75,711     7.00% 01/15/29 Pool #499333...........................            80,292
    648,150     7.00% 02/15/29 Pool #486937...........................           687,363
    737,455     6.50% 03/15/29 Pool #498474...........................           772,781
    214,122     6.50% 03/15/29 Pool #498475...........................           224,379
    976,406     7.50% 09/15/29 Pool #508805...........................         1,043,814
    552,564     7.50% 09/15/29 Pool #508811...........................           590,711
  1,263,141     7.00% 06/15/31 Pool #564666...........................         1,338,859
  2,038,758     6.00% 09/15/31 Pool #781330...........................         2,108,696
  1,663,588     6.00% 12/15/31 Pool #570491...........................         1,719,172
  1,406,905     6.00% 01/15/32 Pool #577422...........................         1,454,013
  2,409,303     7.00% 06/15/32 Pool #563599...........................         2,552,176
  3,000,000     4.37% 04/16/33 Series 2003-43
                Class B, CMO..........................................         2,978,269
                                                                            ------------
                                                                              30,105,906
                                                                            ------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.53%

    205,405     7.00% 12/01/10 Pool #E00407...........................           217,779
  3,046,676     5.00% 12/01/13 Pool #E73815...........................         3,110,844
  4,443,403     5.00% 08/15/16 Series 2522
                Class XA, CMO.........................................         4,573,168
  3,096,618     5.50% 02/01/18 Pool #E94518...........................         3,190,151
    376,471     5.50% 03/01/18 Pool #E94833...........................           387,842
  6,000,000     5.00% 11/18/18 (A)....................................         6,091,872
  4,352,410     6.00% 07/01/22 Pool #C90562...........................         4,489,466
  1,256,984     6.00% 10/15/27 Series 2382
                Class GC, CMO.........................................         1,259,934
    544,614     7.50% 10/01/29 Pool #C32288...........................           581,756
    310,625     6.00% 04/01/31 Pool #C50174...........................           318,915
  1,517,254     6.50% 04/01/32 Pool #C66381...........................         1,578,113
    139,123     5.50% 03/01/33 Pool #C77018...........................           140,353
                                                                            ------------
                                                                              25,940,193
                                                                            ------------

                TOTAL MORTGAGE-BACKED SECURITIES......................       151,075,537
                                                                            ------------
                (Cost $147,396,422)


                       See Notes to Financial Statements.
                                       22


COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)
PAR VALUE                                                                          VALUE
-----------                                                                -------------

CORPORATE NOTES AND BONDS - 13.71%

                FINANCE - 7.14%

 $1,800,000     Bank of America, Senior Note
                4.88% 01/15/13........................................     $   1,790,172
  3,150,000     Bank One Corp., Subordinated Debenture
                7.63% 10/15/26........................................         3,751,304
    700,000     Bear Stearns Co., Inc.
                3.00% 03/30/06........................................           708,926
  1,575,000     Boeing Capital Corp., Senior Note
                5.75% 02/15/07........................................         1,686,510
  1,200,000     Chase Manhattan Corp., Subordinated Note
                7.88% 06/15/10........................................         1,403,976
  3,115,000     Citigroup, Inc., Subordinated Note
                7.25% 10/01/10........................................         3,622,745
  2,000,000     Comerica, Inc., Subordinated Note
                7.25% 08/01/07........................................         2,222,880
  1,500,000     Ford Motor Credit Co.
                7.38% 02/01/11........................................         1,537,380
  2,000,000     General Electric Capital Corp., Series A, MTN
                6.88% 11/15/10........................................         2,275,880
  3,000,000     General Electric Capital Corp., Series A, MTN
                6.75% 03/15/32........................................         3,330,180
    900,000     General Motors Acceptance Corp.
                7.50% 07/15/05........................................           964,584
    250,000     General Motors Acceptance Corp.
                7.25% 03/02/11........................................           263,305
    400,000     General Motors Acceptance Corp.
                8.38% 07/15/33........................................           421,936
  1,325,000     Household Finance Corp.
                6.38% 10/15/11........................................         1,448,768
  2,235,000     International Lease Finance Corp.
                5.88% 05/01/13........................................         2,319,952
  1,200,000     J.P. Morgan Chase & Co., Subordinated Note
                6.75% 02/01/11........................................         1,344,780
  1,000,000     Marsh & McLennan Cos., Inc., Senior Note
                6.25% 03/15/12........................................         1,088,150
  1,500,000     National City Corp., Subordinated Note
                5.75% 02/01/09........................................         1,655,340
  1,525,000     National Rural Utilities Cooperative
                Finance Corp.
                6.00% 05/15/06........................................         1,648,403
                                                                            ------------
                                                                              33,485,171
                                                                            ------------

                UTILITIES - 1.72%

  1,100,000     Columbus Southern Power Co.
                5.50% 03/01/13........................................         1,128,248
  1,600,000     Consolidated Edison Co. of New York
                Series B, Debenture
                7.15% 12/01/09........................................         1,853,296
  1,000,000     South Carolina Electric & Gas Co.
                First Mortgage
                6.63% 02/01/32........................................         1,085,590


PAR VALUE                                                                          VALUE
-----------                                                                -------------

 $1,100,000     South Carolina Power & Light
                First Mortgage
                5.13% 09/15/13........................................     $   1,102,145
  2,700,000     Virginia Electric & Power Co.
                Series A, Senior Note
                5.38% 02/01/07........................................         2,884,842
                                                                            ------------
                                                                               8,054,121
                                                                            ------------

                CONSUMER STAPLES - 1.12%

  1,405,000     Archer-Daniels-Midland Co., Debenture
                5.94% 10/01/32........................................         1,397,821
  2,000,000     Bestfoods
                6.63% 04/15/28........................................         2,174,880
  1,500,000     Pharmacia Corp., Debenture
                6.60% 12/01/28........................................         1,676,325
                                                                            ------------
                                                                               5,249,026
                                                                            ------------

                COMMUNICATIONS - 0.95%

    750,000     BellSouth Capital Funding, Debenture
                7.88% 02/15/30........................................           896,048
  1,100,000     British Telecom Plc
                8.63% 12/15/30........................................         1,421,266
  1,850,000     Verizon Global Funding Corp.
                7.75% 12/01/30........................................         2,142,171
                                                                            ------------
                                                                               4,459,485
                                                                            ------------

                ENERGY - 0.77%

  1,100,000     Conoco, Inc., Senior Note
                6.95% 04/15/29........................................         1,233,562
  2,400,000     Duke Energy,
                5.30% 10/01/15........................................         2,402,208
                                                                            ------------
                                                                               3,635,770
                                                                            ------------

                TECHNOLOGY - 0.58%

  2,500,000     IBM Corp., Debenture
                6.50% 01/15/28........................................         2,701,225
                                                                            ------------

                INDUSTRIAL - 0.51%

  2,280,000     Dow Chemical,
                6.00% 10/01/12........................................         2,367,643
                                                                            ------------

                CONSUMER CYCLICAL - 0.35%

  1,500,000     Target Corp.
                6.65% 08/01/28........................................         1,626,330
                                                                            ------------

                HIGHER EDUCATION - 0.34%

  1,436,000     Stanford University, Series A
                5.85% 03/15/09........................................         1,583,046
                                                                            ------------


                       See Notes to Financial Statements.
                                       23


COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)
PAR VALUE                                                                          VALUE
-----------                                                                -------------

                SERVICES - 0.23%

 $  825,000     United Parcel Service, Inc., Debenture
                8.38% 04/01/30 (C)....................................     $   1,097,143
                                                                            ------------
                TOTAL CORPORATE NOTES AND BONDS.......................        64,258,960
                                                                            ------------
                (Cost $60,679,777)

FOREIGN BONDS (D) - 3.74%

                AUSTRIA - 0.23%

  1,000,000     Oesterreich Kontrollbank AG
                5.13% 03/20/07........................................         1,078,230
                                                                            ------------

                CANADA - 1.54%

  3,000,000     Hydro-Quebec, Series HH, Yankee
                8.50% 12/01/29........................................         4,025,580
    850,000     Province of Manitoba
                Yankee, Debenture
                5.50% 10/01/08........................................           922,072
  2,100,000     Province of Quebec
                Senior Unsubordinated Note
                5.75% 02/15/09........................................         2,291,199
                                                                            ------------
                                                                               7,238,851
                                                                            ------------

                GERMANY - 0.42%

  2,000,000     DEPFA Deutsche Pfandbriefbank AG
                3.38% 10/05/07 (E)....................................         1,986,560
                                                                            ------------

                SUPRA-NATIONAL - 1.55%

  3,000,000     European Investment Bank
                5.63% 01/24/06........................................         3,224,970
  3,200,000     Inter-American Development Bank
                Yankee, Debenture
                8.88% 06/01/09........................................         4,025,280
                                                                            ------------
                                                                               7,250,250
                                                                            ------------
                TOTAL FOREIGN BONDS...................................        17,553,891
                                                                            ------------
                (Cost $16,127,484)

ASSET-BACKED SECURITIES - 1.98%

  3,000,000     Centex Home Equity Loan Trust
                Series 2003-B, Class AF3
                2.29% 11/25/27........................................         2,943,476
     22,981     Harley-Davidson Motorcycle Trust
                Series 2001-2, Class A-1
                3.77% 04/17/06........................................            23,003
  1,725,000     Honda Auto Receivables Owner Trust
                Series 2001-2, Class A-4
                5.09% 10/18/06........................................         1,754,032
  3,546,905     J.P. Morgan Chase & Co.
                Series 2003-LN1, Class A-1, CMO
                4.13% 10/15/37 (C)....................................         3,532,581


PAR VALUE                                                                          VALUE
-----------                                                                -------------

 $1,039,049     Rural Housing Trust
                Series 1987-1, Class 1-D, CMO
                6.33% 04/01/26........................................     $   1,044,587
      6,513     Sallie Mae Student Loan Trust
                Series 1999-3, Class A-1
                1.19% 01/25/07 (B)....................................             6,515
                                                                            ------------
                TOTAL ASSET-BACKED SECURITIES.........................         9,304,194
                                                                            ------------
                (Cost $9,344,153)

SHORT-TERM OBLIGATIONS - 11.85%

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.74%

 35,000,000     FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.46%
                1.00% 11/18/03........................................        34,988,333
                                                                            ------------
  6,000,000     FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.28%
                1.00% 11/18/03........................................         5,997,167
                                                                            ------------

REPURCHASE AGREEMENT - 3.11%

 14,606,000     Repurchase agreement with State Street
                Bank & Trust Co., dated 10/31/03,
                due 11/03/03 at 0.930%, collateralized
                by a U.S. Treasury Bond maturing
                05/15/30, market value $14,901,819
                (repurchase proceeds $14,607,132).....................        14,606,000
                                                                            ------------

                TOTAL SHORT-TERM OBLIGATIONS..........................        55,591,500
                                                                            ------------
                (Cost $55,591,500)
 TOTAL INVESTMENTS - 110.20% .........................................       516,881,091
                                                                            ------------
 (Cost $507,812,694)(F)

 NET OTHER ASSETS AND LIABILITIES - (10.20)% .........................       (47,828,139)
                                                                            ------------
 NET ASSETS - 100.00% ................................................      $469,052,952
                                                                            ============
-----------------------------------------

(A) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(B)  Floating rate note. Interest rate shown reflects rate in effect on October
     31, 2003.

(C) Step-up Bond. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon shown reflects the rate in effect on October 31, 2003.

(D)  U.S. Dollar-Denominated

(E) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers.
     On October 31, 2003, this security amounted to $1,986,560 or 0.42% of net assets.

(F)  Cost for federal income taxes is $508,917,462.

        ACRONYM                 NAME
        -------                 ----
          CMO            Collateralized Mortgage Obligation
          MTN            Medium Term Note


                       See Notes to Financial Statements.
                                       24


Columbia Quality Plus Bond Fund

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003 (UNAUDITED)

PAR VALUE                                                                          VALUE
-----------                                                                -------------

CORPORATE NOTES AND BONDS - 46.67%

                FINANCE - 18.39%

 $4,250,000     AIG SunAmerica Global Financing
                5.20% 05/10/04 (A)....................................     $   4,332,578
  1,650,000     Allstate Corp., Senior Note
                7.88% 05/01/05........................................         1,795,448
  8,400,000     Bank of America Corp., Senior Note
                4.88% 01/15/13........................................         8,354,136
  5,300,000     Bank One Corp., Subordinated Note
                7.88% 08/01/10........................................         6,350,248
  4,500,000     Bear Stearns Co., Inc.,
                3.00% 03/30/06........................................         4,537,620
  2,675,000     Boeing Capital Corp., Senior Note
                5.75% 02/15/07........................................         2,864,390
  3,305,000     Boeing Capital Corp., Senior Note
                6.10% 03/01/11........................................         3,515,231
  2,215,000     Capital One Bank
                5.75% 09/15/10........................................         2,337,933
  1,500,000     Caterpillar Financial Services Corp.
                2.70% 07/15/08........................................         1,441,785
  3,300,000     Chubb Corp.
                6.00% 11/15/11........................................         3,538,788
  9,780,000     Citigroup, Inc., Subordinated Note
                7.25% 10/01/10........................................        11,374,140
  3,000,000     Comerica Bank, Subordinated Note
                7.25% 06/15/07........................................         3,367,710
  1,130,000     Comerica, Inc., Subordinated Note
                7.25% 08/01/07........................................         1,255,927
  2,460,000     Deutsche Bank Financial LLC
                5.38% 03/02/15........................................         2,481,919
  4,300,000     EOP Operating LP
                5.88% 01/15/13........................................         4,526,137
  1,375,000     EOP Operating LP, Senior Notes
                7.00% 07/15/11........................................         1,548,855
 10,255,000     Ford Motor Credit Co., Senior Note
                7.38% 02/01/11........................................        10,510,555
  2,025,000     General Electric Capital Corp.
                3.50% 05/01/08........................................         2,021,213
    250,000     General Electric Capital Corp.,
                Debenture
                8.30% 09/20/09........................................           302,408
  5,900,000     General Electric Capital Corp.
                Series A, MTN
                6.75% 03/15/32........................................         6,549,354
  1,150,000     General Motors Acceptance Corp.
                7.50% 07/15/05........................................         1,232,524
    800,000     General Motors Acceptance Corp.
                7.25% 03/02/11........................................           842,576
  3,000,000     General Motors Acceptance Corp., Debenture
                8.38% 07/15/33........................................         3,164,520
  3,000,000     General Motors Acceptance Corp., MTN
                6.38% 01/30/04........................................         3,032,940
  2,250,000     General Motors Acceptance Corp., MTN
                7.00% 10/25/04........................................         2,303,100
  2,240,000     Goldman Sachs Group, Inc.
                6.88% 01/15/11........................................         2,534,493

PAR VALUE                                                                          VALUE
-----------                                                                -------------
 $2,275,000     Goldman Sachs Group, Inc.
                4.75% 07/15/13........................................     $   2,197,878
  2,275,000     Household Finance Corp.
                6.38% 10/15/11........................................         2,487,508
  4,750,000     International Lease Finance Corp.,
                Series O, MTN
                4.00% 01/17/06........................................         4,898,343
    500,000     J.P. Morgan Chase & Co.
                5.25% 05/30/07........................................           534,160
  1,000,000     J.P. Morgan Chase & Co.
                Subordinated Note
                6.50% 08/01/05........................................         1,071,900
  1,700,000     J.P. Morgan Chase & Co.
                Subordinated Note
                7.88% 06/15/10........................................         1,988,966
  5,000,000     J.P. Morgan Chase & Co.
                Subordinated Note
                6.75% 02/01/11........................................         5,603,250
  4,750,000     KFW International Finance
                2.50% 10/17/05........................................         4,802,868
  3,585,000     Lehman Brothers Holdings, Inc.
                4.00% 01/22/08........................................         3,647,702
  1,895,000     Marsh & McLennan Cos., Inc.,
                3.63% 02/15/08........................................         1,899,908
  2,900,000     Marsh & McLennan Cos., Inc.,
                Senior Note
                6.25% 03/15/12........................................         3,155,635
  3,000,000     Marshall & Ilsley Bank,
                Subordinated Note
                6.38% 09/01/11........................................         3,332,010
  1,100,000     Mellon Bank, N.A., Subordinated Note
                Bank Note
                7.63% 09/15/07........................................         1,279,828
  1,500,000     Mellon Funding Corp.
                4.88% 06/15/07........................................         1,577,235
  6,600,000     Merrill Lynch & Co., Inc.,
                Series B, MTN
                5.30% 09/30/15........................................         6,491,760
  4,000,000     MetLife, Inc., Senior Note
                6.13% 12/01/11........................................         4,337,520
  4,300,000     Morgan Stanley
                Unsubordinated Note
                6.10% 04/15/06........................................         4,662,877
  3,000,000     National City Corp., Subordinated Note
                5.75% 02/01/09........................................         3,310,680
  1,525,000     National Rural Utilities Cooperative
                Finance Corp.
                6.00% 05/15/06........................................         1,648,403
  2,700,000     Northern Trust Co., Subordinated Note
                6.30% 03/07/11........................................         2,967,273
  2,000,000     SunTrust Bank, Atlanta
                Subordinated Note, Bank Note
                7.25% 09/15/06........................................         2,229,660
  1,300,000     SunTrust Bank, Central Florida
                Subordinated Note, Bank Note
                6.90% 07/01/07........................................         1,465,178
  3,000,000     Wachovia Corp.
                6.95% 11/01/04........................................         3,159,900
  2,000,000     Wachovia Corp., Senior Note
                7.45% 07/15/05........................................         2,183,540

                       See Notes to Financial Statements.
                                       25


COLUMBIA QUALITY PLUS BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)

PAR VALUE                                                                          VALUE
-----------                                                                -------------

                FINANCE (CONTINUED)

 $2,000,000     Wells Fargo & Co., Senior Note
                7.25% 08/24/05........................................     $   2,184,660
    300,000     Wells Fargo Bank, N.A.
                Subordinated Note
                6.45% 02/01/11........................................           335,409
                                                                            ------------
                                                                             169,570,579
                                                                            ------------

                COMMUNICATIONS - 7.37%

  3,985,000     AOL Time Warner, Inc.
                6.88% 05/01/12........................................         4,409,960
  7,070,000     AOL Time Warner, Inc.
                7.63% 04/15/31........................................         7,912,815
  3,300,000     AT&T Corp., Senior Note
                7.00% 11/15/06 (B)....................................         3,666,564
  4,775,000     AT&T Wireless Services, Inc.
                8.13% 05/01/12........................................         5,535,753
  4,500,000     BellSouth Capital Funding, Debenture
                7.88% 02/15/30........................................         5,376,285
  1,925,000     British Telecom Plc
                8.88% 12/15/30........................................         2,487,216
  5,860,000     Comcast Cable Communications, Inc.
                8.88% 05/01/17........................................         7,372,466
  2,990,000     Cox Communications, Inc.
                7.75% 11/01/10........................................         3,489,420
  1,600,000     Disney (Walt) Co.
                7.30% 02/08/05........................................         1,703,872
  2,500,000     Disney (Walt) Co., Senior Note
                5.13% 12/15/03........................................         2,510,625
  1,100,000     Gannett Co., Inc.
                5.50% 04/01/07........................................         1,185,349
  1,000,000     Intelsat Ltd.
                6.50% 11/01/13 (A)....................................           996,940
  3,000,000     New England Telephone & Telegraph
                7.65% 06/15/07........................................         3,392,040
  1,400,000     Pacific Bell, Debenture
                7.13% 03/15/26........................................         1,584,520
  3,100,000     SBC Communications, Inc.
                5.75% 05/02/06........................................         3,335,073
  2,100,000     Sprint Capital Corp.
                6.00% 01/15/07........................................         2,225,664
  2,800,000     Sprint Capital Corp.
                6.88% 11/15/28........................................         2,651,152
  3,400,000     Verizon New England, Inc.,
                Senior Note
                6.50% 09/15/11........................................         3,705,150
  4,350,000     Vodafone Group Plc
                3.95% 01/30/08........................................         4,396,284
                                                                            ------------
                                                                              67,937,148
                                                                            ------------

                INDUSTRIAL - 5.24%

  2,150,000     3M Co., Debenture
                6.38% 02/15/28........................................         2,320,925
  1,500,000     Black & Decker Corp., Senior Note
                7.13% 06/01/11........................................         1,704,015


PAR VALUE                                                                          VALUE
-----------                                                                -------------

 $5,070,000     Burlington Northern Railroad Co.,
                Series H
                9.25% 10/01/06........................................     $   5,913,141
  1,500,000     Burlington Northern Santa Fe Corp.
                Debenture
                7.00% 12/15/25........................................         1,635,240
    525,000     Burlington Northern Santa Fe Corp.
                Debenture
                6.88% 12/01/27........................................           563,351
  5,680,000     Dow Chemical
                6.00% 10/01/12........................................         5,898,339
  2,140,000     Eastman Chemical Co.
                7.00% 04/15/12........................................         2,339,512
  2,225,000     Emerson Electric Co.
                7.88% 06/01/05........................................         2,427,164
  5,000,000     Emerson Electric Co.
                5.00% 10/15/08........................................         5,282,300
    500,000     Emerson Electric Co.
                5.85% 03/15/09........................................           547,135
  2,455,000     Hertz Corp.
                4.70% 10/02/06........................................         2,418,371
  4,000,000     Illinois Tool Works, Inc.
                5.75% 03/01/09........................................         4,381,680
  3,600,000     Norfolk Southern Corp., Senior Note
                7.25% 02/15/31........................................         4,072,212
  3,950,000     Raytheon Co., Debenture
                7.20% 08/15/27........................................         4,240,839
    850,000     United Technology Corp.
                6.35% 03/01/11........................................           947,181
  3,000,000     United Technology Corp., Debenture
                7.50% 09/15/29........................................         3,604,260
                                                                            ------------
                                                                              48,295,665
                                                                            ------------

                CONSUMER STAPLES - 4.15%

  2,000,000     Avon Products, Inc.
                6.90% 11/15/04........................................         2,110,260
  1,750,000     Becton Dickinson & Co.
                Debenture
                6.70% 08/01/28........................................         1,896,685
  2,000,000     Cargill, Inc.
                6.38% 06/01/12 (A)....................................         2,189,940
  3,000,000     Coca-Cola Co.
                4.00% 06/01/05........................................         3,100,620
  1,650,000     Coca-Cola Enterprises, Inc., Debenture
                7.13% 08/01/17........................................         1,932,447
  1,000,000     Colgate-Palmolive Co., Series D, MTN
                5.34% 03/27/06........................................         1,069,010
  3,300,000     Colgate-Palmolive Co., Series D, MTN
                7.95% 06/01/10........................................         4,016,859
  2,000,000     Gillette Co.
                4.00% 06/30/05........................................         2,070,460
  3,355,000     Kroger Co
                7.50% 04/01/31........................................         3,837,415
    975,000     Kroger Co., Senior Note
                8.00% 09/15/29........................................         1,157,969
  2,600,000     Pepsi Bottling Group, Inc.
                Series B, Senior Note
                7.00% 03/01/29........................................         2,968,810


                       See Notes to Financial Statements.

                                       26


COLUMBIA QUALITY PLUS BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)

PAR VALUE                                                                          VALUE
-----------                                                                -------------

                CONSUMER STAPLES (CONTINUED)

 $2,300,000     Safeway, Inc.
                5.80% 08/15/12........................................     $   2,384,801
  2,405,000     Sara Lee Corp.
                6.25% 09/15/11........................................         2,659,353
  1,175,000     Sysco Corp., Debenture
                6.50% 08/01/28........................................         1,268,918
  3,000,000     Sysco Corp., Senior Note
                7.00% 05/01/06........................................         3,315,720
  2,000,000     Unilever Capital Corp.
                7.13% 11/01/10........................................         2,318,500
                                                                            ------------
                                                                              38,297,767
                                                                            ------------

                ENERGY - 3.43%

  4,425,000     Amerada Hess Corp.
                7.88% 10/01/29........................................         4,946,663
  2,650,000     Anadarko Finance Co., Series B
                6.75% 05/01/11........................................         2,986,285
  1,900,000     Atlantic Richfield Co.
                5.90% 04/15/09........................................         2,103,965
  3,000,000     Conoco Funding Co.
                5.45% 10/15/06........................................         3,222,450
  1,500,000     Conoco Funding Co.
                6.35% 10/15/11........................................         1,666,815
  1,000,000     Conoco, Inc., Senior Note
                6.95% 04/15/29........................................         1,121,420
  1,400,000     Consolidated Natural Gas Co.
                Series B, Senior Note
                5.38% 11/01/06........................................         1,504,846
  3,585,000     Marathon Oil Corp.
                6.80% 03/15/32........................................         3,789,704
  4,650,000     Occidental Petroleum Corp.,
                Senior Note
                8.45% 02/15/29........................................         6,061,647
  1,907,000     Texas Eastern Transmission Corp.
                7.30% 12/01/10........................................         2,177,851
  2,000,000     Union Oil Co. of California
                6.38% 02/01/04........................................         2,021,440
                                                                            ------------
                                                                              31,603,086
                                                                            ------------

                UTILITIES - 3.20%

  2,200,000     AEP Texas Central Co.
                5.50% 02/15/13........................................         2,231,944
    900,000     Alliant Energy Resources, Inc.
                9.75% 01/15/13........................................         1,154,277
  1,445,000     Carolina Power & Light Co.
                First Mortgage
                5.13% 09/15/13........................................         1,447,818
  1,700,000     Columbus Southern Power Co.
                Series C, Senior Note
                5.50% 03/01/13........................................         1,743,656
  2,530,000     Consolidated Edison Co. of New York, Inc.
                Series B, Debenture
                7.15% 12/01/09........................................         2,930,524
  1,275,000     Dominion Resources, Inc.
                Series B, Senior Note
                7.63% 07/15/05........................................         1,387,340



PAR VALUE                                                                          VALUE
-----------                                                                -------------

 $2,690,000     DTE Energy Co., Senior Note
                6.38% 04/15/33........................................     $   2,666,247
  3,900,000     Florida Power & Light Co.,
                First Mortgage
                6.88% 12/01/05........................................         4,265,157
  3,130,000     Nisource Finance Corp., Senior Note
                3.15% 03/01/13........................................         3,304,904
  2,850,000     Oncor Electric Delivery Co., Debenture
                7.00% 09/01/22........................................         3,113,596
  2,000,000     Pepco Holdings, Inc.
                6.45% 08/15/12........................................         2,138,060
  1,560,000     South Carolina Electric & Gas Co.
                First Mortgage
                5.30% 05/15/33........................................         1,421,363
  1,575,000     Virginia Electric & Power
                Series A, Senior Note
                5.38% 02/01/07........................................         1,682,824
                                                                            ------------
                                                                              29,487,710
                                                                            ------------

                CONSUMER CYCLICAL - 2.12%

  2,000,000     Cintas Corp., No. 2
                6.00% 06/01/12........................................         2,138,160
  7,350,000     Home Depot, Inc., Senior Note
                5.38% 04/01/06........................................         7,861,928
  4,550,000     Kohl's Corp.
                6.00% 01/15/33........................................         4,554,596
  4,650,000     Target Corp., Debenture
                6.65% 08/01/28........................................         5,041,623
                                                                            ------------
                                                                              19,596,307
                                                                            ------------

                TECHNOLOGY - 1.45%

  6,300,000     IBM Corp.
                4.88% 10/01/06........................................         6,680,709
  5,000,000     IBM Corp.
                5.38% 02/01/09........................................         5,367,150
  1,200,000     IBM Corp., Debenture
                6.50% 01/15/28........................................         1,296,588
                                                                            ------------
                                                                              13,344,447
                                                                            ------------

                SERVICES - 0.88%

  4,000,000     United Parcel Service, Debenture
                8.38% 04/01/30
                (7.62%  04/01/20) (C).................................         5,319,480
                Higher Education - 0.31%
  2,500,000     Stanford University, Debenture
                6.88% 02/01/24........................................         2,821,025
                                                                            ------------
                                                                               8,140,505
                                                                            ------------

                BASIC MATERIALS - 0.44%

  1,500,000     Alcoa, Inc.
                6.50% 06/01/11........................................         1,682,610
  2,300,000     International Paper Co.
                5.85% 10/30/12........................................         2,389,723
                                                                            ------------
                                                                               4,072,333
                                                                            ------------

                TOTAL CORPORATE NOTES AND BONDS.......................       430,345,547
                                                                            ------------
                (Cost $426,696,441)


                       See Notes to Financial Statements.

                                       27


COLUMBIA QUALITY PLUS BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)

PAR VALUE                                                                          VALUE
-----------                                                                -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.37%

                U.S. TREASURY NOTES - 6.69%

 $15,325,000    3.25% 12/31/03........................................     $  15,379,480
  7,550,000     1.63% 09/30/05........................................         7,526,995
 20,435,000     2.38% 08/15/06........................................        20,498,859
 11,680,000     3.13% 09/15/08........................................        11,626,622
    503,000     6.50% 02/15/10........................................           583,500
  6,080,000     4.25% 08/15/13........................................         6,055,303
                                                                            ------------
                                                                              61,670,759
                                                                            ------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.07%

  1,100,000     3.00% 06/15/04........................................         1,111,883
  4,865,000     7.00% 07/15/05........................................         5,277,387
  4,000,000     2.75% 08/11/06........................................         3,990,904
  7,000,000     2.50% 01/30/07........................................         6,951,511
  4,500,000     3.70% 11/01/07........................................         4,549,500
  2,500,000     3.50% 01/28/08........................................         2,488,650
  2,000,000     4.10% 08/27/08........................................         2,031,960
  6,880,000     6.38% 06/15/09........................................         7,757,640
  5,000,000     6.63% 09/15/09........................................         5,706,245
  3,000,000     4.13% 04/28/10........................................         2,992,437
  4,000,000     4.38% 03/15/13........................................         3,901,268
                                                                            ------------
                                                                              46,759,385
                                                                            ------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.76%

  1,300,000     2.88% 09/15/05........................................         1,319,400
  7,025,000     3.05% 09/08/06 MTN....................................         7,104,509
  7,000,000     2.88% 11/03/06 MTN....................................         6,998,208
  3,000,000     3.50% 04/01/08 MTN....................................         2,982,768
  4,005,000     3.38% 04/08/08 MTN....................................         3,989,056
  3,500,000     5.75% 03/15/09........................................         3,833,672
  5,000,000     4.15% 05/05/10 MTN (D)................................         4,991,805
  6,000,000     4.13% 05/12/10 MTN (D)................................         5,981,064
  3,000,000     3.63% 06/10/10........................................         2,894,124
  1,600,000     3.60% 07/07/10........................................         1,539,437
  2,095,000     5.88% 03/21/11........................................         2,240,353
                                                                            ------------
                                                                              43,874,396
                                                                            ------------

                U.S. GOVERNMENT-BACKED BONDS - 0.93%

  2,000,000     A.I.D. Israel, Series 8-D
                6.75% 08/15/04........................................         2,047,760
  4,000,000     Private Export Funding Corp., Series B
                6.49% 07/15/07........................................         4,474,440
  2,000,000     Private Export Funding Corp., Series H
                6.45% 09/30/04........................................         2,091,500
                                                                            ------------
                                                                               8,613,700
                                                                            ------------

                FEDERAL HOME LOAN BANK - 0.58%

  5,000,000     Series 4G05
                7.13% 02/15/05........................................         5,346,325
                                                                            ------------



PAR VALUE                                                                          VALUE
-----------                                                                -------------

                U.S. TREASURY BONDS - 0.34%

 $2,710,000     6.25% 05/15/30........................................      $  3,098,609
                                                                            ------------

                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS...........................................       169,363,174
                                                                            ------------
                (Cost $201,807,763)

MORTGAGE-BACKED SECURITIES - 16.72%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.75%

     21,984     6.50% 05/01/06 Pool #348137...........................            22,066
     15,882     8.00% 03/01/07 Pool #004490...........................            16,725
      3,247     7.00% 04/01/07 Pool #077714...........................             3,343
    735,053     6.60% 11/01/07 Pool #375483...........................           809,354
    842,843     6.57% 12/01/07 Pool #375567...........................           927,131
  1,040,637     6.58% 12/01/07 Pool #380013...........................         1,146,015
  1,412,768     6.12% 10/01/08 Pool #380999...........................         1,520,408
      2,461     9.00% 03/01/09 Pool #052954...........................             2,664
    633,395     6.50% 05/01/11 Pool #250554...........................           668,310
  3,000,000     5.00% 09/25/12 Series 2002-61
                Class PC, CMO.........................................         3,036,044
    341,260     6.00% 05/01/13 Pool #424339...........................           355,790
  3,755,928     5.00% 07/25/16 Series 2003-2
                Class CY, CMO.........................................         3,855,192
  1,758,945     6.00% 08/01/16 Pool#253883............................         1,829,728
    409,582     6.00% 12/25/16 Series 1991-G22
                Class G, CMO..........................................           427,456
     12,491     8.50% 08/01/17 Pool #070508...........................            13,617
  6,789,321     6.00% 08/01/22 Pool #254440...........................         7,005,468
    650,801     6.50% 06/01/28 Pool #431718...........................           676,975
    511,234     6.00% 06/01/29 Pool #500303...........................           525,559
    298,025     6.00% 07/01/29 Pool #501225...........................           306,376
    160,741     7.50% 01/01/30 Pool #524827...........................           171,331
  6,742,145     6.50% 02/01/30 Pool #545043...........................         7,030,707
    233,396     8.00% 02/01/30 Pool #526338...........................           252,022
     20,642     7.50% 03/01/30 Pool #530327...........................            21,995
    214,762     8.00% 03/01/30 Pool #533977...........................           231,659
    286,124     8.00% 04/01/30 Pool #537033...........................           308,636
    720,905     6.50% 06/01/31 Pool #596449...........................           749,053
  2,086,271     6.50% 08/01/31 Pool #584973...........................         2,167,730
    615,555     6.50% 08/01/31 Pool #596659...........................           639,590
    312,508     6.50% 09/01/31 Pool #604108...........................           324,710
  1,962,745     6.00% 12/01/31 Pool #614894...........................         2,015,185
    696,995     7.00% 06/01/32 Pool #641241...........................           733,843
 16,565,000     4.50% 11/30/18 (D)....................................        16,544,294
 35,200,000     5.50% 11/30/33 (D)....................................        35,518,982
                                                                            ------------
                                                                              89,857,958
                                                                            ------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.27%

        166     9.50% 10/01/04 Pool #885011...........................               167
     66,855     7.75% 09/01/05 Pool #140661...........................            67,956
     23,872     8.00% 06/01/07 Pool #170016...........................            25,353
      1,418     9.00% 08/01/08 Pool #277811...........................             1,453
      9,810     10.00% 02/01/09 Pool #160072..........................            10,770
    102,012     9.25% 05/01/09 Pool #186624...........................           111,255
      6,402     9.50% 08/01/09 Pool #306850...........................             6,944


                       See Notes to Financial Statements.

                                       28


COLUMBIA QUALITY PLUS BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)

PAR VALUE                                                                          VALUE
-----------                                                                -------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)

 $    9,827     8.75% 09/01/09 Pool #253356...........................     $      10,685
      1,512     10.00% 04/01/10 Pool #257825..........................             1,665
      2,073     9.50% 09/01/10 Pool #181320...........................             2,281
     10,318     9.50% 09/01/10 Pool #250083...........................            11,291
     11,309     9.75% 11/01/10 Pool #254359...........................            12,349
      8,496     10.25% 11/01/10 Pool #183419..........................             9,412
      1,380     9.50% 03/01/11 Pool #183254...........................             1,524
     13,944     9.50% 04/01/11 Pool #180002...........................            15,403
      9,342     10.00% 05/01/11 Pool #185169..........................            10,144
      4,137     10.00% 12/01/13 Pool #256124..........................             4,531
    310,698     7.00% 12/01/14 Pool #E79780, Gold.....................           329,288
      2,318     8.75% 07/01/15 Pool #256211...........................             2,512
     21,116     9.25% 08/01/15 Pool #258714...........................            22,885
     11,599     9.00% 10/01/15 Pool #270674...........................            12,356
  4,443,403     5.00% 08/15/16 Pool #002522
                Class XA, CMO.........................................         4,573,168
      3,778     9.50% 09/01/16 Pool #170189...........................             4,217
     12,747     9.00% 10/01/16 Pool #280542...........................            14,108
      5,863     9.50% 11/01/16 Pool #282194...........................             6,544
  2,250,579     5.50% 02/01/18 Pool #E94196, Gold.....................         2,318,436
  4,298,583     5.00% 03/01/18 Pool #E94906, Gold.....................         4,368,111
  1,077,726     5.50% 03/01/18 Pool #E94833, Gold.....................         1,110,279
  3,347,029     5.50% 03/01/18 Pool #E94983, Gold.....................         3,448,126
  3,862,476     5.00% 05/01/18 Pool #E96369, Gold.....................         3,924,950
  3,740,598     5.00% 05/01/18 Pool #E96371, Gold.....................         3,801,100
  3,805,449     5.00% 05/01/18 Pool #E96372, Gold.....................         3,867,001
     22,378     9.00% 10/01/19 Pool #544021...........................            24,105
  1,256,984     6.00% 10/15/27 Pool #002382
                Class GC, CMO.........................................         1,259,934
    629,217     6.00% 11/01/28 Pool #C00680, Gold.....................           647,306
    128,719     7.00% 10/01/31 Pool #C58844, Gold.....................           135,429
                                                                            ------------
                                                                              30,173,038
                                                                            ------------

                STRUCTURED MORTGAGE PRODUCTS - 2.26%

  7,034,030     J.P. Morgan Chase Commercial Mortgage
                Securities Corp, Series 2003-LN1, Class A1
                4.13% 10/15/37........................................         7,005,624
    918,687     Rural Housing Trust
                Series 1987-1, Class 1-D, CMO
                6.33% 04/01/26........................................           923,583
  3,807,978     Small Business Administration
                Participation Certificates
                Series 2002-20H, Class 1, CMO
                5.31% 08/01/22........................................         3,887,565
  2,254,362     Small Business Administration
                Participation Certificates
                Series 2002-20I, Class 1, CMO
                4.89% 09/01/22........................................         2,246,261
  4,418,929     Small Business Administration
                Participation Certificates
                Series 2003-20C, Class 1, CMO
                4.50% 03/01/23........................................         4,268,869
  2,500,000     Small Business Administration
                Participation Certificates
                Series 2003-20H, Class 1, CMO
                5.24% 08/01/23........................................         2,525,747
                                                                            ------------
                                                                              20,857,649
                                                                            ------------


PAR VALUE                                                                          VALUE
-----------                                                                -------------

                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.44%

 $   12,725     9.00% 03/15/08 Pool #026553...........................     $      13,794
     22,694     9.00% 11/15/08 Pool #028232...........................            24,601
     16,770     6.50% 03/15/13 Pool #463723...........................            17,751
     90,637     6.50% 03/15/13 Pool #458165...........................            95,941
     53,685     6.50% 04/15/13 Pool #466013...........................            56,827
     71,712     6.50% 04/15/13 Pool #473476...........................            75,909
     21,558     6.50% 05/15/13 Pool #450021...........................            22,819
     42,250     6.50% 05/15/13 Pool #476292...........................            44,723
     73,738     6.50% 05/15/13 Pool #433742...........................            78,054
     43,106     6.50% 10/15/13 Pool #484576...........................            45,629
    127,857     6.50% 10/15/13 Pool #434017...........................           135,340
    501,486     6.50% 10/15/13 Pool #471586...........................           530,837
    274,056     6.50% 11/15/13 Pool #477529...........................           290,096
    350,441     6.50% 11/15/13 Pool #454228...........................           370,951
     66,222     6.50% 07/15/14 Pool #513006...........................            70,096
    257,867     6.50% 08/15/14 Pool #510894...........................           272,952
     19,806     9.50% 10/15/20 Pool #296422...........................            21,971
    220,783     5.75% 07/20/22 Pool #008022 (B).......................           225,104
    357,588     7.00% 11/15/22 Pool #330551...........................           381,459
    146,862     7.00% 10/15/23 Pool #369348...........................           156,543
     17,260     8.00% 06/15/25 Pool #410041...........................            18,722
     50,080     8.00% 10/15/25 Pool #399781...........................            54,322
     27,532     8.00% 01/15/26 Pool #417061...........................            29,833
     21,155     8.00% 02/15/26 Pool #423487...........................            22,923
    523,651     7.50% 04/15/26 Pool #345614...........................           561,616
      8,128     8.00% 05/15/26 Pool #432681...........................             8,808
    957,736     7.00% 06/15/26 Pool #780518...........................         1,017,961
     65,678     8.00% 06/15/26 Pool #345638...........................            71,167
      4,333     7.50% 02/15/27 Pool #433448...........................             4,637
    136,821     8.00% 03/15/27 Pool #442009...........................           148,042
    460,605     7.00% 05/15/28 Pool #433801...........................           488,628
    304,773     6.50% 06/15/28 Pool #476350...........................           319,455
    234,189     6.50% 01/15/29 Pool #482909...........................           245,408
      7,456     6.50% 03/15/29 Pool #464613...........................             7,813
    120,038     7.00% 08/15/29 Pool #509742...........................           127,301
    140,257     7.50% 09/15/29 Pool #466158...........................           149,940
     48,773     7.00% 02/15/30 Pool #516433...........................            51,715
    192,676     7.50% 03/15/30 Pool #515605...........................           205,917
    754,091     7.00% 06/15/31 Pool #564666...........................           799,295
  1,784,216     6.00% 09/15/31 Pool #781330...........................         1,845,422
  2,034,992     6.50% 01/15/32 Pool #576519...........................         2,130,800
  1,928,037     7.00% 05/15/32 Pool #533979...........................         2,042,371
                                                                            ------------
                                                                              13,283,493
                                                                            ------------

                TOTAL MORTGAGE-BACKED SECURITIES......................       154,172,138
                                                                            ------------
                (Cost $100,845,217)

FOREIGN BONDS (E) - 8.48%

                AUSTRIA - 0.71%

  6,075,000     Oesterreich Kontrollbank
                5.13% 03/20/07........................................         6,550,247
                                                                            ------------

                       See Notes to Financial Statements.

                                       29


COLUMBIA QUALITY PLUS BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)

PAR VALUE                                                                          VALUE
-----------                                                                -------------

                CANADA - 2.97%

 $4,325,000     Export Development of Canada
                4.00% 08/01/07........................................     $   4,461,583
  4,400,000     Hydro-Quebec, Series HH, Yankee
                8.50% 12/01/29........................................         5,904,184
  3,000,000     Province of British Columbia
                5.38% 10/29/08........................................         3,238,509
  4,150,000     Province of New Brunswick
                Senior Unsubordinated Note
                3.50% 10/23/07........................................         4,199,426
  2,950,000     Province of Ontario
                6.00% 02/21/06........................................         3,167,905
  1,000,000     Province of Quebec, Debenture
                7.50% 09/15/29........................................         1,230,075
  3,300,000     Province of Quebec
                Senior Unsubordinated Note
                5.75% 02/15/09........................................         3,600,455
  1,590,000     TransAlta Corp., Yankee
                6.75% 07/15/12........................................         1,610,765
                                                                            ------------
                                                                              27,412,902
                                                                            ------------

                FINLAND - 0.52%

  4,500,000     Republic of Finland
                4.75% 03/06/07........................................         4,792,558
                                                                            ------------

                GERMANY - 0.32%

  3,000,000     DEPFA Deutsche Pfandbriefbank AG
                3.38% 10/05/07 (A)....................................         2,979,840
                                                                            ------------

                MEXICO - 0.99%

  8,875,000     Mexico Government International Bond
                6.63% 03/03/15........................................         9,119,062
                                                                            ------------

                NETHERLANDS - 0.33%

  2,280,000     Deutsche Telekom International Finance
                9.25% 06/01/32........................................         3,062,473
                                                                            ------------

                SPAIN - 0.47%

  4,000,000     Kingdom of Spain
                7.00% 07/19/05........................................         4,348,000
                                                                            ------------

                SUPRA-NATIONAL - 1.07%

  2,800,000     European Investment Bank
                5.63% 01/24/06........................................         3,009,972
  1,950,000     European Investment Bank
                4.63% 03/01/07........................................         2,064,757
  1,500,000     Inter-American Development Bank
                Senior Unsubordinated Note
                6.50% 10/20/04........................................         1,571,370



PAR VALUE                                                                          VALUE
-----------                                                                -------------

 $2,500,000     Inter-American Development Bank
                Yankee, Debenture
                8.88% 06/01/09........................................      $  3,144,750
                                                                            ------------
                                                                               9,790,849
                                                                            ------------

                UNITED KINGDOM - 1.10%

  5,000,000     Diageo Capital Plc, Yankee
                6.13% 08/15/05........................................         5,358,700
  4,850,000     Royal Bank of Scotland Group Plc
                5.00% 10/01/14........................................         4,790,199
                                                                            ------------
                                                                              10,148,899
                                                                            ------------

                TOTAL FOREIGN BONDS...................................        78,204,830
                                                                            ------------
                (Cost $74,402,971)

ASSET-BACKED SECURITIES - 6.48%

  3,575,000     BMW Vehicle Owner Trust
                Series 2001-A, Class A-4
                5.11% 05/25/06........................................         3,629,557
  3,900,000     BMW Vehicle Owner Trust
                Series 2003-A, Class A-4
                2.53% 02/25/08........................................         3,877,146
  3,200,000     Centex Home Equity
                Series 2003-B, Class AF-3
                2.29% 11/25/27........................................         3,139,708
  7,200,000     Chase Manhattan Auto Owner Trust
                Series 2001-A, Class A-4
                5.07% 02/15/08........................................         7,437,960
  2,000,000     Chase Manhattan Auto Owner Trust
                Series 2001-B, Class A-4
                3.80% 05/15/08........................................         2,050,000
  3,000,000     Citibank Credit Card Issuance Trust
                Series 2001-A8, Class A-8
                4.10% 12/07/06........................................         3,072,720
  4,000,000     Citibank Credit Card Master Trust I
                Series 1999-2, Class A
                5.88% 03/10/11........................................         4,361,160
  3,000,000     CitiFinancial Mortgage Securities, Inc.
                Series 2003-2, Class AF-2
                2.13% 05/25/33........................................         2,942,610
  1,475,000     DaimlerChrysler Auto Trust
                Series 2002-C, Class A-4
                3.09% 01/08/08........................................         1,497,435
  5,675,000     Discover Card Master Trust I
                Series 2001-5, Class A
                5.30% 11/16/06........................................         5,794,572
  8,125,000     Ford Credit Auto Owner Trust
                Series 2002-D, Class A-3A
                2.68% 02/15/06........................................         8,184,394
  3,000,000     Ford Credit Auto Owner Trust
                Series 2002-D, Class A-4A
                3.13% 11/15/06........................................         3,045,900
    114,905     Harley-Davidson Motorcycle Trust
                Series 2001-2, Class A-1
                3.77% 04/17/06........................................           115,017
  2,750,000     MBNA Credit Card Master Note Trust
                Series 2002-A1, Class A-1
                4.95% 06/15/09........................................         2,910,875


                       See Notes to Financial Statements.

                                       30



COLUMBIA QUALITY PLUS BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)

PAR VALUE                                                                          VALUE
-----------                                                                -------------

ASSET-BACKED SECURITIES (CONTINUED)

 $5,610,000     Residential Asset Securities Corp.
                Series 2003-KS7, Class AI-3
                3.37% 11/25/28........................................     $   5,624,866
  2,000,000     Wells Fargo Auto Trust
                Series 2001-A, Class A-4
                5.07% 03/15/08........................................         2,034,100
                                                                            ------------

                TOTAL ASSET-BACKED SECURITIES.........................        59,718,020
                                                                            ------------
                (Cost $58,872,213)

MUNICIPAL SECURITIES - 0.86%

                FLORIDA - 0.21%

  1,885,000     Vero Beach Water & Sewer Revenue
                Series A
                6.40% 12/01/08
                Insured: FGIC.........................................         1,928,902
                                                                            ------------

                ILLINOIS - 0.47%

  4,850,000     Illinois State
                5.10% 06/01/33........................................         4,378,046
                                                                            ------------

                NEW JERSEY - 0.07%

    600,000     Secaucus Municipal Utilities Authority
                Sewer Revenue, Series B
                8.50% 12/01/06........................................           654,138
                                                                            ------------

                OKLAHOMA - 0.11%

  1,010,000     Oklahoma City Airport Trust
                Junior Lien, 21st Series
                6.75% 07/01/05
                Insured: MBIA.........................................         1,040,734
                                                                            ------------

                TOTAL MUNICIPAL SECURITIES............................         8,001,820
                                                                            ------------
                (Cost $7,585,856)

SHORT-TERM OBLIGATIONS - 7.98%

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.87%

 17,200,000     FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.87%
                1.00% 11/13/03........................................        17,194,268
                                                                            ------------



PAR VALUE                                                                          VALUE
-----------                                                                -------------

REPURCHASE AGREEMENT - 6.11%

 $56,348,000    Repurchase agreement with State
                Street Bank & Trust Co., dated 10/31/03,
                due 11/03/03 at 0.930%, collateralized
                by U.S. Treasury Bonds with various
                maturities to 02/15/16, market
                value $57,479,416
                (repurchase proceeds $56,352,367).....................     $  56,348,000
                                                                            ------------

                TOTAL SHORT-TERM OBLIGATIONS
                (Cost $73,542,268)....................................        73,542,268
                                                                            ------------
 TOTAL INVESTMENTS - 105.56% .........................................       973,347,797
                                                                            ------------
 (Cost $943,752,729) (F)

 NET OTHER ASSETS AND LIABILITIES - (5.56)% ..........................       (51,235,534)
                                                                            ------------
 NET ASSETS - 100.00% ................................................      $922,112,263
                                                                            ============

-----------------------------------------

(A) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. On October 31, 2003, these securities amounted to $10,499,298 or 1.14% of net assets.

(B) Variable rate note. Interest rate shown reflects rate in effect on October 31, 2003.

(C) Step-up Bond. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon shown reflects the rate in effect on October 31, 2003.

(D) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(E)   U.S. Dollar-Denominated

(F)   Cost for federal income tax purposes is $945,778,861.

        ACRONYM                 NAME
        -------                 ----
         CMO             Collateralized Mortgage Obligation
         FGIC            Federal Guaranty Insurance Corp.
         MBIA            Municipal Bond Insurance Association
         MTN             Medium Term Note


                       See Notes to Financial Statements.


STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003 (UNAUDITED)

                                                                                                      COLUMBIA
                                                                                    COLUMBIA        INTERMEDIATE       COLUMBIA
                                                                                    CORPORATE        GOVERNMENT      QUALITY PLUS
                                                                                  BOND FUND (a)    INCOME FUND (a)   BOND FUND (a)
                                                                                 --------------    -------------    --------------
ASSETS:
   Investments (Note 2):
     Investments at cost....................................................      $ 186,218,994    $ 493,206,694    $  887,404,729
     Repurchase agreements..................................................                 --       14,606,000        56,348,000
     Net unrealized appreciation............................................          9,199,790        9,068,397        29,595,068
                                                                                 --------------    -------------    --------------
       Total investments at value...........................................        195,418,784      516,881,091       973,347,797
   Cash.....................................................................             93,430               35               550
   Receivable for:
     Investments sold.......................................................                 --       13,354,555         1,004,318
     Shares sold............................................................            299,487          349,934         2,045,227
     Interest receivables...................................................          2,748,764        3,806,429         9,718,486
   Deferred Trustees' compensation plan (Note 4)............................              5,267           13,931            14,965
   Other assets.............................................................             68,267           55,719            61,131
                                                                                 --------------    -------------    --------------
       Total Assets.........................................................        198,633,999      534,461,694       986,192,474
                                                                                 --------------    -------------    --------------

LIABILITIES:
   Payable for:
     Investments purchased..................................................             48,674               --         7,995,069
     Investments purchased on a delayed delivery basis......................                 --       63,827,977        52,118,303
     Shares repurchased.....................................................                 --          162,893         1,355,084
     Distributions..........................................................            609,439        1,131,988         2,107,188
     Investment advisory fee (Note 4).......................................             92,325          221,690           412,762
     Administration fee (Note 4)............................................             11,082           27,046            52,461
     Pricing and bookkeeping fees (Note 4)..................................              5,422            9,058             9,697
     Transfer agent fee (Note 4)............................................                 --              883                --
     Trustees' fees (Note 4)................................................                 --              381               477
     Distribution and service fees (Note 4).................................              1,774           12,895            14,092
     Custody fee............................................................              2,233               --               113
   Deferred Trustees' fee (Note 4)..........................................              5,267           13,931            14,965
                                                                                 --------------    -------------    --------------
       Total Liabilities....................................................            776,216       65,408,742        64,080,211
                                                                                 --------------    -------------    --------------
NET ASSETS..................................................................      $ 197,857,783    $ 469,052,952    $  922,112,263
                                                                                 ==============    =============    ==============

NET ASSETS CONSIST OF:
   Paid-in capital..........................................................      $ 191,650,956    $ 474,396,517    $  876,011,588
   Overdistributed net investment income....................................         (1,206,512)      (2,541,075)       (3,081,440)
   Accumulated net realized gain (loss) on investments sold.................         (1,786,451)     (11,870,887)       19,587,047
   Net unrealized appreciation of investments...............................          9,199,790        9,068,397        29,595,068
                                                                                 --------------    -------------    --------------
NET ASSETS..................................................................      $ 197,857,783    $ 469,052,952    $  922,112,263
                                                                                 ==============    =============    ==============

                       See Notes to Financial Statements.

                                       32


STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)

                                                                                                     COLUMBIA
                                                                                    COLUMBIA        INTERMEDIATE       COLUMBIA
                                                                                    CORPORATE        GOVERNMENT      QUALITY PLUS
                                                                                  BOND FUND (a)    INCOME FUND (a)   BOND FUND (a)
                                                                                 --------------    -------------    --------------
NET ASSETS:
   Class A..................................................................      $   1,290,759    $   2,562,547    $    1,811,153
                                                                                 ==============    =============    ==============
   Class B..................................................................      $   1,622,890    $   3,298,122    $    1,604,685
                                                                                 ==============    =============    ==============
   Class C..................................................................      $     409,787    $     952,403    $      547,261
                                                                                 ==============    =============    ==============
   Class G..................................................................      $          --    $   4,253,151    $   10,125,788
                                                                                 ==============    =============    ==============
   Class T..................................................................      $          --    $  46,085,951    $   39,805,493
                                                                                 ==============    =============    ==============
   Class Z..................................................................      $ 194,534,347    $ 411,900,778    $  868,217,883
                                                                                 ==============    =============    ==============

SHARES OF BENEFICIAL INTEREST OUTSTANDING:

   Class A..................................................................            116,685          242,337           160,626
                                                                                 ==============    =============    ==============
   Class B..................................................................            146,712          311,901           142,308
                                                                                 ==============    =============    ==============
   Class C..................................................................             37,046           90,065            48,533
                                                                                 ==============    =============    ==============
   Class G..................................................................                 --          402,220           897,538
                                                                                 ==============    =============    ==============
   Class T..................................................................                 --        4,358,303         3,529,120
                                                                                 ==============    =============    ==============
   Class Z..................................................................         17,586,340       38,953,090        76,991,525
                                                                                 ==============    =============    ==============

CLASS A:
   Net asset value per share (b)............................................      $       11.06    $       10.57    $        11.28
                                                                                 ==============    =============    ==============
   Maximum sales charge.....................................................              4.75%            4.75%             4.75%
                                                                                 ==============    =============    ==============
   Maximum offering price per share (c).....................................      $       11.61    $       11.10    $        11.84
                                                                                 ==============    =============    ==============

CLASS B:
   Net asset value and offering price per share (b).........................      $       11.06    $       10.57    $       11.28
                                                                                 ==============    =============    ==============

CLASS C:
   Net asset value and offering price per share (b).........................      $       11.06    $       10.57    $        11.28
                                                                                 ==============    =============    ==============

CLASS G:
   Net asset value and offering price per share (b).........................      $          --    $       10.57    $        11.28
                                                                                 ==============    =============    ==============

CLASS T:
   Net asset value per share (b)............................................      $          --    $       10.57    $        11.28
                                                                                 ==============    =============    ==============
   Maximum sales charge.....................................................                 --            4.75%             4.75%
                                                                                 ==============    =============    ==============
   Maximum offering price per share (c).....................................      $          --    $       11.10    $        11.84
                                                                                 ==============    =============    ==============

CLASS Z:
   Net asset value, offering and redemption price per share.................      $       11.06    $       10.57    $        11.28
                                                                                 ==============    =============    ==============

-----------------------------------------
(a)    Effective October 13, 2003, Liberty Corporate Bond Fund, Liberty
       Intermediate Government Income Fund and Liberty Quality Plus Bond Fund
       changed their names to Columbia Corporate Bond Fund, Columbia
       Intermediate Government Income Fund and Columbia Quality Plus Bond Fund,
       respectively.

(b) Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

(c)    On sales of $50,000 or more the offering price is reduced.


                       See Notes to Financial Statements.

                                       33


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2003 (UNAUDITED)
                                                                                                      COLUMBIA
                                                                                    COLUMBIA        INTERMEDIATE       COLUMBIA
                                                                                    CORPORATE        GOVERNMENT      QUALITY PLUS
                                                                                    BOND FUND        INCOME FUND       BOND FUND
                                                                                 --------------    -------------    --------------
INVESTMENT INCOME:
   Interest (Note 2)........................................................      $   4,870,170    $   9,175,684    $   21,646,983
                                                                                 --------------    -------------    --------------

EXPENSES:
   Investment advisory fee (Note 4).........................................            753,777        1,863,342         3,523,077
   Administration fee (Note 4)..............................................             67,337          166,459           314,728
   Distribution fee (Note 4):
     Class B................................................................              5,088           11,662             4,902
     Class C................................................................              1,269            3,252             1,428
     Class G................................................................                 --           15,435            39,455
   Service fee (Note 4):
     Class A................................................................              1,416            2,938             1,599
     Class B................................................................              1,696            3,887             1,634
     Class C................................................................                425            1,076               472
     Class G................................................................                 --            3,562             9,105
     Class T................................................................                 --           37,735            31,099
   Transfer agent fee (Note 4):
     Class A................................................................                690            1,198             1,030
     Class B................................................................                477            1,950             1,090
     Class C................................................................                 86              495               119
     Class G................................................................                 --            5,781            10,094
     Class T................................................................                 --           39,867            33,607
     Class Z................................................................             42,369          129,594           467,381
   Pricing and bookkeeping fees (Note 4)....................................             28,288           42,867            40,572
   Custody fee..............................................................              6,123           11,410            19,422
   Trustees' fees (Note 4)..................................................              1,140           17,034            10,884
   Registration fee.........................................................             34,956           61,197            29,098
   Other expenses...........................................................             20,804           48,539            41,202
                                                                                 --------------    -------------    --------------
       Total expenses before waivers........................................            965,941        2,469,280         4,581,998
       Less: Fees waived by Investment Advisor (Note 4).....................           (201,007)        (498,076)       (1,048,676)
       Less: Fees waived by Distributor - Class C (Note 4)..................               (249)            (645)             (283)
       Less: Fees waived by Transfer Agent - Class A (Note 4)...............                 --               --               (64)
       Less: Custody earnings credit........................................               (454)            (232)             (367)
                                                                                 --------------    -------------    --------------
       Total expenses net of waivers........................................            764,231        1,970,327         3,532,608
                                                                                 --------------    -------------    --------------
NET INVESTMENT INCOME.......................................................          4,105,939        7,205,357        18,114,375
                                                                                 --------------    -------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 5):
   Net realized gain on investments sold....................................            456,528        2,296,771         4,995,801
   Net change in unrealized appreciation (depreciation) on investments......         (3,416,587)     (11,481,922)      (22,490,094)
                                                                                 --------------    -------------    --------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.............................         (2,960,059)      (9,185,151)      (17,494,293)
                                                                                 --------------    -------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............      $   1,145,880    $  (1,979,794)   $      620,082
                                                                                 ==============    =============    ==============


                       See Notes to Financial Statements.

34

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                             COLUMBIA CORPORATE BOND FUND
                                                                                 -------------------------------------------------
                                                                                   (UNAUDITED)
                                                                                   SIX MONTHS        SIX MONTHS
                                                                                      ENDED             ENDED         YEAR ENDED
                                                                                   OCTOBER 31,        APRIL 30,       OCTOBER 31,
                                                                                      2003            2003 (a)           2002
                                                                                 --------------    -------------     -------------
NET ASSETS AT BEGINNING OF PERIOD............................................     $ 192,891,815    $ 166,290,809    $  122,039,435
                                                                                 --------------    -------------    --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income.....................................................         4,105,939        4,250,006         7,400,535
   Net realized gain (loss) on investments sold..............................           456,528          127,679          (269,819)
   Net change in unrealized appreciation (depreciation) on investments.......        (3,416,587)       3,446,969         3,089,893
                                                                                 --------------    -------------    --------------
     Net increase in net assets resulting from operations....................         1,145,880        7,824,654        10,220,609

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class A.................................................................           (24,896)          (3,832)               --
     Class B.................................................................           (25,093)          (6,017)               --
     Class C.................................................................            (6,538)          (1,395)               --
     Class Z.................................................................        (4,695,578)      (4,005,704)       (7,724,048)
                                                                                 --------------    -------------    --------------
       Total distributions to shareholders...................................        (4,752,105)      (4,016,948)       (7,724,048)
                                                                                 --------------    -------------    --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS (B).......................         8,572,193       22,793,300        41,754,813
                                                                                 --------------    -------------    --------------
   Net increase in net assets................................................         4,965,968       26,601,006        44,251,374
                                                                                 --------------    -------------    --------------

NET ASSETS AT END OF PERIOD..................................................     $ 197,857,783    $ 192,891,815    $  166,290,809
                                                                                 ==============    =============    ==============

Undistributed (overdistributed) net investment income at end of period.......     $  (1,206,512)   $    (560,346)   $      107,554
                                                                                 ==============    =============    ==============

-----------------------------------------

(a)    The Fund has changed its fiscal year end from October 31 to April 30.

(b) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on Page 38.

                       See Notes to Financial Statements.

35


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                                                                     COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND
                                                                                 -------------------------------------------------
                                                                                   (UNAUDITED)
                                                                                   SIX MONTHS        SIX MONTHS
                                                                                      ENDED             ENDED         YEAR ENDED
                                                                                   OCTOBER 31,        APRIL 30,       OCTOBER 31,
                                                                                      2003            2003 (a)           2002
                                                                                 --------------    -------------     -------------
NET ASSETS AT BEGINNING OF PERIOD............................................     $ 512,387,772    $ 543,103,009    $ 562,709,354
                                                                                 --------------    -------------    --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income.....................................................         7,205,357       10,164,929        24,837,307
   Net realized gain on investments sold.....................................         2,296,771        4,687,431        14,925,680
   Net change in unrealized appreciation (depreciation) on investments.......       (11,481,922)        (722,901)      (11,352,123)
                                                                                 --------------    -------------    --------------
     Net increase (decrease) in net assets resulting from operations.........        (1,979,794)      14,129,459        28,410,864

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class A.................................................................           (41,641)          (7,938)               --
     Class B.................................................................           (46,661)         (16,115)               --
     Class C.................................................................           (12,886)          (2,218)               --
     Class G.................................................................           (74,226)         (84,529)         (170,916)
     Class T.................................................................          (971,364)      (1,072,704)       (2,761,243)
     Class Z.................................................................        (8,939,775)      (9,818,968)      (23,623,882)
                                                                                 --------------    -------------    --------------
       Total distributions to shareholders...................................       (10,086,553)     (11,002,472)      (26,556,041)
                                                                                 --------------    -------------    --------------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS (B).......................       (31,268,473)     (33,842,224)      (21,461,168)
                                                                                 --------------    -------------    --------------
   Net decrease in net assets................................................       (43,334,820)     (30,715,237)      (19,606,345)
                                                                                 --------------    -------------    --------------

NET ASSETS AT END OF PERIOD..................................................     $ 469,052,952    $ 512,387,772    $  543,103,009
                                                                                 ==============    =============    ==============

Undistributed (overdistributed) net investment income at end of period.......     $  (2,541,075)   $     340,121    $    1,141,474
                                                                                 ==============    =============    ==============

-----------------------------------------

(a)    The Fund has changed its fiscal year end from October 31 to April 30.

(b) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on Page 39.


                       See Notes to Financial Statements.

                                       36


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                            COLUMBIA QUALITY PLUS BOND FUND
                                                                                 -------------------------------------------------
                                                                                   (UNAUDITED)
                                                                                   SIX MONTHS        SIX MONTHS
                                                                                      ENDED             ENDED         YEAR ENDED
                                                                                   OCTOBER 31,        APRIL 30,       OCTOBER 31,
                                                                                      2003            2003 (a)           2002
                                                                                 --------------    --------------   --------------
NET ASSETS AT BEGINNING OF PERIOD............................................     $ 943,941,895    $ 947,508,775    $  894,576,657
                                                                                 --------------    -------------    --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income.....................................................        18,114,375       20,747,801        44,641,951
   Net realized gain on investments sold.....................................         4,995,801       17,217,175        11,436,158
   Net change in unrealized appreciation (depreciation) on investments.......       (22,490,094)       3,008,356        (4,136,588)
                                                                                 --------------    -------------    --------------
     Net increase in net assets resulting from operations....................           620,082       40,973,332        51,941,521

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class A.................................................................           (26,490)          (4,407)           (2,100)
     Class B.................................................................           (22,068)          (8,567)          (12,056)
     Class C.................................................................            (6,756)            (598)               --
     Class G.................................................................          (213,171)        (254,193)         (570,198)
     Class T.................................................................          (878,800)        (959,773)       (2,234,331)
     Class Z.................................................................       (19,614,631)     (20,327,691)      (43,469,286)
                                                                                 --------------    -------------    --------------
       Total distributions to shareholders...................................       (20,761,916)     (21,555,229)      (46,287,971)
                                                                                 --------------    -------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS (b)............        (1,687,798)     (22,984,983)       47,278,568
                                                                                 --------------    -------------    --------------
   Net increase (decrease) in net assets.....................................       (21,829,632)      (3,566,880)       52,932,118
                                                                                 --------------    -------------    --------------

NET ASSETS AT END OF PERIOD..................................................     $ 922,112,263    $ 943,941,895    $  947,508,775
                                                                                 ==============    =============    ==============

Undistributed (overdistributed) net investment income at end of period.......     $  (3,081,440)   $    (433,899)   $      726,748
                                                                                 ==============    =============    ==============

-----------------------------------------

(a)    The Fund has changed its fiscal year end from October 31 to April 30.

(b) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on Page 40.


                       See Notes to Financial Statements.

37


STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

                                                                      COLUMBIA CORPORATE BOND FUND (a)
                                        -------------------------------------------------------------------------------------------

                                               (UNAUDITED)
                                             SIX MONTHS ENDED                 SIX MONTHS ENDED                   YEAR ENDED
                                             OCTOBER 31, 2003                APRIL 30, 2003 (b)               OCTOBER 31, 2002
                                        --------------------------      ---------------------------     ---------------------------
                                           SHARES        DOLLARS           SHARES         DOLLARS          SHARES         DOLLARS
Class A:
   Sold..............................         93,403   $ 1,062,359            56,852   $    635,005               --   $         --
   Issued to shareholders in reinvestment
     of dividends....................          1,767        19,728               324          3,637               --             --
   Repurchased.......................        (34,139)     (385,546)           (1,522)       (16,928)              --             --
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase...................         61,031   $   696,541            55,654   $    621,714               --   $         --
                                        ============   ===========      ============   ============     ============   ============
Class B:
   Sold..............................         83,146   $   932,174           100,567   $  1,123,241               --   $         --
   Issued to shareholders in reinvestment
     of dividends....................          1,796        20,080               389          4,371               --             --
   Repurchased.......................        (22,804)     (256,308)          (16,382)      (182,499)              --             --
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase...................         62,138   $   695,946            84,574   $    945,113               --   $         --
                                        ============   ===========      ============   ============     ============   ============
Class C:
   Sold..............................         17,906   $   201,640            22,949   $    256,644               --   $         --
   Issued to shareholders in reinvestment
     of dividends....................            377         4,210                88            994               --             --
   Repurchased.......................         (4,165)      (47,052)             (109)        (1,225)              --             --
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase...................         14,118   $   158,798            22,928   $    256,413               --   $         --
                                        ============   ===========      ============   ============     ============   ============
Class Z:
   Sold..............................      2,491,309   $27,904,784         4,152,451   $ 46,064,972        6,909,689   $ 73,946,500
   Issued to shareholders in reinvestment
     of dividends....................         92,978     1,040,534            89,790      1,000,544          219,382      2,355,574
   Repurchased.......................     (1,966,388)  (21,924,410)       (2,355,300)   (26,095,456)      (3,222,082)   (34,547,261)
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase...................        617,899   $ 7,020,908         1,886,941   $ 20,970,060        3,906,989   $ 41,754,813
                                        ============   ===========      ============   ============     ============   ============

-----------------------------------------

(a) Effective November 25, 2002, the Galaxy Corporate Bond Fund was reorganized as Liberty Corporate Bond Fund, Class Z shares. Subsequently, the Fund began offering Class A, Class B and Class C shares.

(b) The Fund has changed its fiscal year end from October 31 to April 30.


                       See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY (CONTINUED)

                                                             COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND (a)
                                        -------------------------------------------------------------------------------------------
                                               (UNAUDITED)
                                             SIX MONTHS ENDED                 SIX MONTHS ENDED                   YEAR ENDED
                                             OCTOBER 31, 2003                APRIL 30, 2003 (b)               OCTOBER 31, 2002
                                        --------------------------      ---------------------------     ---------------------------
                                           SHARES        DOLLARS           SHARES         DOLLARS          SHARES         DOLLARS
Class A:
   Sold..............................        465,703   $ 4,928,798           125,094   $  1,351,472               --   $         --
   Issued to shareholders in reinvestment
     of dividends....................          2,775        29,563               552          5,975               --             --
   Repurchased.......................       (343,111)   (3,610,512)           (8,676)       (93,442)              --             --
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase...................        125,367   $ 1,347,849           116,970   $  1,264,005               --   $         --
                                        ============   ===========      ============   ============     ============   ============
Class B:
   Sold..............................        131,412   $ 1,411,226           261,426   $  2,822,023               --   $         --
   Issued to shareholders in reinvestment
     of dividends....................          3,627        38,711             1,185         12,831               --             --
   Repurchased.......................        (64,182)     (686,099)          (21,567)      (232,883)              --             --
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase...................         70,857   $   763,838           241,044   $  2,601,971               --   $         --
                                        ============   ===========      ============   ============     ============   ============
Class C:
   Sold..............................        135,958   $ 1,453,827            52,167   $    562,878               --   $         --
   Issued to shareholders in reinvestment
     of dividends....................          1,076        11,476               173          1,867               --             --
   Repurchased.......................        (86,829)     (922,347)          (12,480)      (134,533)              --             --
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase...................         50,205   $   542,956            39,860   $    430,212               --   $         --
                                        ============   ===========      ============   ============     ============   ============
Class G:
   Sold..............................          2,508   $    26,663            11,085   $    119,675          212,036   $  2,241,698
   Issued to shareholders in reinvestment
     of dividends....................          6,477        69,224             7,262         78,371           15,041        158,690
   Repurchased.......................        (69,404)     (736,923)          (45,738)      (493,626)         (81,866)      (863,616)
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase (decrease)........        (60,419)  $  (641,036)          (27,391)  $   (295,580)         145,211   $  1,536,772
                                        ============   ===========      ============   ============     ============   ============
Class T:
   Sold..............................         34,605   $   369,875           319,287   $  3,444,842        4,948,739   $ 52,547,867
   Issued to shareholders in reinvestment
     of dividends....................         74,147       792,290            81,260        876,962          206,718      2,177,696
   Repurchased.......................       (656,606)   (6,991,575)         (830,190)    (8,948,355)      (5,532,160)   (58,717,864)
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net decrease...................       (547,854)  $(5,829,410)         (429,643)  $ (4,626,551)        (376,703)  $ (3,992,301)
                                        ============   ===========      ============   ============     ============   ============
Class Z:
   Sold..............................      2,998,526   $32,188,932         4,272,811   $ 46,032,102       15,081,004   $159,011,746
   Issued to shareholders in reinvestment
     of dividends....................        133,656     1,427,827           151,127      1,630,807          364,984      3,846,700
   Repurchased.......................     (5,711,031)  (61,069,429)       (7,501,110)   (80,879,190)     (17,283,211)  (181,864,085)
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net decrease...................     (2,578,849)  $(27,452,670)      (3,077,172)  $(33,216,281)      (1,837,223)  $(19,005,639)
                                        ============   ===========      ============   ============     ============   ============

-----------------------------------------

(a)  Effective November 25, 2002, the Galaxy Intermediate Bond Fund, Retail B,
     Retail A and Trust shares were reorganized as Liberty Intermediate
     Government Income Fund, Class G, Class T and Class Z shares, respectively.
     Subsequently, the Fund began offering Class A, Class B and Class C shares.

(b) The Fund has changed its fiscal year end from October 31 to April 30.


                       See Notes to Financial Statements.

                                       39


STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                    COLUMBIA QUALITY PLUS BOND FUND (a)
                                        -------------------------------------------------------------------------------------------
                                                (UNAUDITED)
                                             SIX MONTHS ENDED                 SIX MONTHS ENDED                   YEAR ENDED
                                             OCTOBER 31, 2003                APRIL 30, 2003 (b)               OCTOBER 31, 2002
                                        --------------------------      ---------------------------     ---------------------------
                                           SHARES        DOLLARS           SHARES         DOLLARS          SHARES         DOLLARS
Class A:
   Sold..............................        151,347   $ 1,731,448            42,079   $    478,601            2,385   $     26,514
   Issued to shareholders in reinvestment
     of dividends....................          2,051        23,253               358          4,106              157          1,726
   Repurchased.......................        (38,115)     (431,058)           (2,279)       (26,023)            (765)        (8,340)
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase...................        115,283     1,323,643            40,158        456,684            1,777   $     19,900
                                        ============   ===========      ============   ============     ============   ============
Class B:
   Sold..............................         83,134   $   956,971            63,394   $    724,037            1,055   $     11,623
   Issued to shareholders in reinvestment
     of dividends....................          1,659        18,871               604          6,899              889          9,762
   Repurchased.......................        (20,638)     (234,235)           (9,618)      (109,905)          (3,974)       (43,869)
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase (decrease)........         64,155       741,607            54,380        621,031           (2,030)  $    (22,484)
                                        ============   ===========      ============   ============     ============   ============
Class C:
   Sold..............................         48,970   $   560,181            21,745   $    247,502               --   $         --
   Issued to shareholders in reinvestment
     of dividends....................            528         5,995                49            565               --             --
   Repurchased.......................        (15,728)     (177,831)           (7,031)       (79,601)              --             --
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase...................         33,770       388,345            14,763   $    168,466               --   $         --
                                        ============   ===========      ============   ============     ============   ============
Class G:
   Sold..............................            705   $     7,953            46,812   $    530,588          248,257   $  2,762,895
   Issued to shareholders in reinvestment
     of dividends....................         15,165       172,992            18,842        214,757           42,412        466,622
   Repurchased.......................       (276,315)   (3,140,320)         (146,431)    (1,662,211)        (320,100)    (3,519,502)
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net decrease...................       (260,445)  $(2,959,375)          (80,777)  $   (916,866)         (29,431)  $   (289,985)
                                        ============   ===========      ============   ============     ============   ============
Class T:
   Sold..............................        158,961   $ 1,803,256           209,314   $  2,373,059        1,407,579   $ 15,467,329
   Issued to shareholders in reinvestment
     of dividends....................         67,806       773,083            73,819        841,430          175,003      1,924,387
   Repurchased.......................       (436,050)   (4,962,824)         (479,766)    (5,443,690)      (1,945,283)   (21,349,227)
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net decrease...................       (209,283)  $(2,386,485)         (196,633)  $ (2,229,201)        (362,701)  $ (3,957,511)
                                        ============   ===========      ============   ============     ============   ============
Class Z:
   Sold..............................     10,238,244   $116,931,544       11,331,380   $128,777,554       25,317,231   $278,012,903
   Issued to shareholders in reinvestment
     of dividends....................        597,551     6,813,883           648,847      7,396,972        1,292,159     14,237,392
   Repurchased.......................    (10,726,595)  (122,540,960)     (13,845,925)  (157,259,623)     (21,906,546)  (240,721,647)
                                        ------------   -----------      ------------   ------------     ------------   ------------
      Net increase (decrease)........        109,200   $ 1,204,467        (1,865,698)  $(21,085,097)       4,702,844   $ 51,528,648
                                        ============   ===========      ============   ============     ============   ============

-----------------------------------------

(a)  Effective November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime A,
     Prime B, Retail B, Retail A and Trust shares were reorganized as Liberty
     Quality Plus Bond Fund Class A, Class B, Class G, Class T and Class Z shares, respectively. Subsequently, the Fund began offering Class C shares.

(b) The Fund has changed its fiscal year end from October 31 to April 30.


                       See Notes to Financial Statements.

Columbia Corporate Bond Fund

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         (UNAUDITED)
                                                                         SIX MONTHS      PERIOD
                                                                            ENDED        ENDED
                                                                         OCTOBER 31,   APRIL 30,
CLASS A SHARES                                                            2003 (a)      2003 (b)
                                                                         ------------  ------------
Net Asset Value, Beginning of Period..................................   $      11.26  $      10.92
                                                                         ------------  ------------
Income from Investment Operations:
Net investment income(c)(d)...........................................           0.21          0.21(e)
Net realized and unrealized gain (loss) on investments................          (0.16)         0.34(e)
                                                                         ------------  ------------
   Total from Investment Operations...................................           0.05          0.55
                                                                         ------------  ------------
Less Distributions Declared to Shareholders:
From net investment income............................................          (0.25)        (0.21)
                                                                         ------------  ------------
Net Asset Value, End of Period........................................   $      11.06   $     11.26
                                                                         ============   ===========
Total return(f)(g)(h).................................................           0.42%         5.05%

Ratios to Average Net Assets/Supplemental Data:
Expenses(i)(j)........................................................           1.07%         1.40%
Net investment income(i)(j)...........................................           3.72%         4.38%(e)
Waiver/reimbursement(j)...............................................           0.20%         0.20%
Portfolio turnover rate(g)............................................              7%            9%
Net assets, end of period (000's).....................................   $      1,291   $       626

-----------------------------------------

(a) On October 13, 2003, the Liberty Corporate Bond Fund was renamed Columbia Corporate Bond Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and the period ended April 30, 2003 was $0.20 and $0.20, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the period ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $0.00, $0.00 and 0.04%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.


                       See Notes to Financial Statements.


COLUMBIA CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                                          (UNAUDITED)
                                                                          SIX MONTHS      PERIOD
                                                                             ENDED        ENDED
                                                                          OCTOBER 31,   APRIL 30,
CLASS B SHARES                                                             2003 (a)      2003 (b)
                                                                          ------------  ------------
Net Asset Value, Beginning of Period.................................     $      11.26  $      10.92
                                                                          ------------  ------------
Income from Investment Operations:
Net investment income(c)(d)..........................................             0.17          0.19(e)
Net realized and unrealized gain (loss) on investments...............            (0.16)         0.32(e)
                                                                          ------------  ------------
   Total from Investment Operations..................................             0.01          0.51
                                                                          ------------  ------------
Less Distributions Declared to Shareholders:
From net investment income...........................................            (0.21)        (0.17)
                                                                          ------------  ------------
Net Asset Value, End of Period.......................................     $      11.06  $      11.26
                                                                          ============  ============
Total return(f)(g)(h)................................................             0.07%         4.71%

Ratios to Average Net Assets/Supplemental Data:
Expenses(i)(j).......................................................             1.77%         1.82%
Net investment income(i)(j)..........................................             3.03%         4.03%(e)
Waiver/reimbursement(j)..............................................             0.20%         0.20%
Portfolio turnover rate(g)...........................................                7%            9%
Net assets, end of period (000's)....................................     $      1,623  $        952

-----------------------------------------

(a) On October 13, 2003, the Liberty Corporate Bond Fund was renamed Columbia Corporate Bond Fund.

(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and the period ended April 30, 2003 was $0.16 and $0.18, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the period ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $0.00, $0.00 and 0.04%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.


                       See Notes to Financial Statements.


COLUMBIA CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                                       (UNAUDITED)
                                                                       SIX MONTHS      PERIOD
                                                                          ENDED        ENDED
                                                                       OCTOBER 31,   APRIL 30,
CLASS C SHARES                                                          2003 (a)      2003 (b)
                                                                       ------------  ------------
Net Asset Value, Beginning of Period...............................    $      11.26  $      10.92
                                                                       ------------  ------------
Income from Investment Operations:
Net investment income(c)(d)........................................            0.18          0.20(e)
Net realized and unrealized gain (loss) on investments.............           (0.16)         0.32(e)
                                                                       ------------  ------------
   Total from Investment Operations................................            0.02          0.52
                                                                       ------------  ------------
Less Distributions Declared to Shareholders:
From net investment income.........................................           (0.22)        (0.18)
                                                                       ------------  ------------
Net Asset Value, End of Period.....................................    $      11.06  $      11.26
                                                                       ============  ============
Total return(f)(g)(h)..............................................            0.16%         4.77%

Ratios to Average Net Assets/Supplemental Data:
Expenses(i)(j).....................................................            1.60%         1.62%
Net investment income(i)(j)........................................            3.17%         4.13%(e)
Waiver/reimbursement(j)............................................            0.35%         0.35%
Portfolio turnover rate(g).........................................               7%            9%
Net assets, end of period (000's)..................................    $        410  $        258

-----------------------------------------

(a) On October 13, 2003, the Liberty Corporate Bond Fund was renamed Columbia Corporate Bond Fund.

(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and the period ended April 30, 2003 was $0.16 and $0.18, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the period ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $0.00, $0.00 and 0.04%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.


                       See Notes to Financial Statements.


COLUMBIA CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                         (UNAUDITED)
                                         SIX MONTHS    SIX MONTHS
                                            ENDED         ENDED                         YEAR ENDED OCTOBER 31,
                                         OCTOBER 31,    APRIL 30,   ----------------------------------------------------------------
CLASS Z SHARES                            2003 (a)     2003 (b)(c)      2002         2001         2000         1999         1998
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period...  $    11.26    $     11.03  $    10.92    $    10.14   $    10.22   $    10.90   $    10.63
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Income from Investment Operations:
Net investment income(d).........              0.23(e)        0.27(e)(f)  0.56(f)       0.60         0.61         0.59         0.62
Net realized and unrealized gain (loss)
   on investments...............              (0.16)          0.21(f)     0.12(f)       0.78        (0.05)       (0.68)        0.30
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
   Total from Investment Operations            0.07           0.48        0.68          1.38         0.56        (0.09)        0.92
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Less Distributions Declared to Shareholders:
From net investment income.......            (0.27)          (0.25)      (0.57)        (0.60)       (0.64)       (0.59)       (0.65)
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Net Asset Value, End of Period...        $    11.06    $     11.26  $    11.03    $    10.92   $    10.14   $    10.22   $    10.90
                                         ==========    ===========  ==========    ==========   ==========   ==========   ==========
Total Return(g)(h)...............              0.59%(i)       4.41%(i)    6.49%        13.99%        5.69%       (0.82)%       8.96%

Ratios to Average Net Assets/Supplemental Data:
Expenses(j)......................              0.75%(k)       0.74%(k)    0.71%         0.77%        0.83%        0.85%        0.82%
Net investment income(j).........              4.08%(k)       4.83%(f)(k) 5.08%(f)      5.70%        6.01%        5.62%        5.80%
Waiver/reimbursement.............              0.20%(k)       0.20%(k)    0.20%         0.20%        0.20%        0.20%        0.20%
Portfolio turnover rate..........                 7%(i)          9%(i)      33%           79%          75%         206%         155%
Net assets, end of period (000's)         $ 194,534    $   191,055  $  166,291    $  122,039   $   89,600   $    79,382  $   83,565

-----------------------------------------

(a) On October 13, 2003, the Liberty Corporate Bond Fund was renamed Columbia Corporate Bond Fund.

(b)  The Fund changed its fiscal year end from October 31 to April 30.

(c) On November 25, 2002, the Galaxy Corporate Bond Fund was redesignated Liberty Corporate Bond Fund, Class Z shares.

(d) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and April 30, 2003 and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.22(e), $0.26(e),
     $0.54, $0.58, $0.60, $0.57 and $0.60, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the six months ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $0.00, $0.00 and 0.04%, respectively. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.01), $0.01 and (0.25)%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.


                       See Notes to Financial Statements.

Columbia Intermediate Government Income Fund

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               (UNAUDITED)
                                                                               SIX MONTHS      PERIOD
                                                                                  ENDED        ENDED
                                                                               OCTOBER 31,   APRIL 30,
CLASS A SHARES                                                                  2003 (a)      2003 (b)
                                                                               ------------  ------------
Net Asset Value, Beginning of Period.......................................    $      10.83  $      10.68
                                                                               ------------  ------------
Income from Investment Operations:
Net investment income(c)(d)................................................            0.13          0.17(e)
Net realized and unrealized gain (loss) on investments.....................           (0.19)         0.16(e)
                                                                               ------------  ------------
   Total from Investment Operations........................................           (0.06)         0.33
                                                                               ------------  ------------
Less Distributions Declared to Shareholders:
From net investment income.................................................           (0.20)        (0.18)
                                                                               ------------  ------------
Net Asset Value, End of Period.............................................    $      10.57  $      10.83
                                                                               ============  ============

Total Return(f)(g)(h)......................................................           (0.52)%        3.11%

Ratios to Average Net Assets/Supplemental Data:
Expenses(i)(j).............................................................            1.04%         1.11%
Net investment income(i)(j)................................................            2.36%         3.78%(e)
Waiver/reimbursement(j)....................................................            0.20%         0.20%
Portfolio turnover rate(g).................................................              83%           36%
Net assets, end of period (000's)..........................................    $      2,563  $      1,267

-----------------------------------------

(a) On October 13, 2003, the Liberty Intermediate Government Income Fund was renamed Columbia Intermediate Government Income Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and the period ended April 30, 2003 was $0.12 and $0.16, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the period ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.02), $0.02 and (0.41)%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.


                       See Notes to Financial Statements.


COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                       (UNAUDITED)
                                                                        SIX MONTHS      PERIOD
                                                                           ENDED        ENDED
                                                                        OCTOBER 31,   APRIL 30,
CLASS B SHARES                                                           2003 (a)      2003 (b)
                                                                        ------------  ------------
Net Asset Value, Beginning of Period................................    $      10.83  $      10.68
                                                                        ------------  ------------
Income from Investment Operations:
Net investment income(c)(d).........................................            0.10          0.14(e)
Net realized and unrealized gain (loss) on investments..............           (0.20)         0.15(e)
                                                                        ------------  ------------
   Total from Investment Operations.................................           (0.10)         0.29
                                                                        ------------  ------------

Less Distributions Declared to Shareholders:
From net investment income..........................................           (0.16)        (0.14)
                                                                        ------------  ------------
Net Asset Value, End of Period......................................    $      10.57  $      10.83
                                                                        ============  ============
Total Return(f)(g)(h)...............................................           (0.90)%        2.70%

Ratios to Average Net Assets/Supplemental Data:
Expenses(i)(j)......................................................            1.81%         1.86%
Net investment income(i)(j).........................................            1.83%         2.96%(e)
Waiver/reimbursement(j).............................................            0.20%         0.20%
Portfolio turnover rate(g)..........................................              83%           36%
Net assets, end of period (000's)...................................    $      3,298  $      2,612

-----------------------------------------

(a) On October 13, 2003, the Liberty Intermediate Government Income Fund was renamed Columbia Intermediate Government Income Fund.

(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and the period ended April 30, 2003 was $0.09 and $0.13, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the period ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.02), $0.02 and (0.41)%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.


                       See Notes to Financial Statements.


COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      (UNAUDITED)
                                                                       SIX MONTHS      PERIOD
                                                                          ENDED        ENDED
                                                                       OCTOBER 31,   APRIL 30,
CLASS C SHARES                                                          2003 (a)      2003 (b)
                                                                       ------------  ------------
Net Asset Value, Beginning of Period...............................    $      10.83  $      10.68
                                                                       ------------  ------------
Income from Investment Operations:
Net investment income(c)(d)........................................            0.10          0.14(e)
Net realized and unrealized gain (loss) on investments.............           (0.19)         0.16(e)
                                                                       ------------  ------------
   Total from Investment Operations................................           (0.09)         0.30
                                                                       ------------  ------------
Less Distributions Declared to Shareholders:
From net investment income.........................................           (0.17)        (0.15)
                                                                       ------------  ------------
Net Asset Value, End of Period.....................................    $      10.57  $      10.83
                                                                       ============  ============
Total Return(f)(g)(h)..............................................           (0.84)%        2.79%

Ratios to Average Net Assets/Supplemental Data:
Expenses(i)(j).....................................................            1.65%         1.80%
Net investment income(i)(j)........................................            1.82%         3.02%(e)
Waiver/reimbursement(j)............................................            0.35%         0.35%
Portfolio turnover rate(g).........................................              83%           36%
Net assets, end of period (000's)..................................    $        952  $        432

-----------------------------------------

(a) On October 13, 2003, the Liberty Intermediate Government Income Fund was renamed Columbia Intermediate Government Income Fund.

(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and the period ended April 30, 2003 was $0.08 and $0.12, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the period ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.02), $0.02 and (0.41)%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

                       See Notes to Financial Statements.


COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  (UNAUDITED)
                                                   SIX MONTHS    SIX MONTHS
                                                      ENDED         ENDED                      YEAR ENDED OCTOBER 31,
                                                   OCTOBER 31,    APRIL 30,   -------------------------------------------------
CLASS G SHARES                                      2003 (a)     2003 (b)(c)     2002         2001         2000        1999 (d)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period............   $    10.83    $    10.77   $    10.72   $     9.95   $     9.85   $    10.50
                                                   ----------    ----------   ----------   ----------   ----------   ----------
Income from Investment Operations:
Net investment income(e)........................         0.11(f)       0.16(f)(g)   0.38(f)(g)   0.46         0.48(f)      0.47
Net realized and unrealized gain (loss)
     on investments.............................        (0.20)         0.08(g)      0.09(g)      0.77         0.11        (0.66)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
   Total from Investment Operations............         (0.09)         0.24         0.47         1.23         0.59        (0.19)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
Less Distributions Declared to Shareholders:
From net investment income......................        (0.17)        (0.18)       (0.42)       (0.46)       (0.49)       (0.46)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..................   $    10.57    $    10.83   $    10.77   $    10.72   $     9.95   $     9.85
                                                   ==========    ==========   ==========   ==========   ==========   ==========
Total Return(h)(i)..............................        (0.86)%(j)     2.21%(j)     4.52%       12.64%        6.22%       (1.78)%

Ratios to Average Net Assets/Supplemental Data:
Expenses(k).....................................         1.73%(l)      1.68%(l)     1.70%        1.76%        1.71%        1.64%
Net investment income(k)........................         1.96%(l)      2.98%(g)(l)  3.65%(g)     4.44%        4.89%        4.61%
Waiver/reimbursement............................         0.20%(l)      0.20%(l)     0.21%        0.22%        0.38%        0.50%
Portfolio turnover rate.........................           83%(j)        36%(j)       99%          86%          99%         184%
Net assets, end of period (000's)..............    $    4,253     $   5,013   $    5,277    $   3,695    $   1,765   $    1,084

-----------------------------------------

(a) On October 13, 2003, the Liberty Intermediate Government Income Fund was renamed Columbia Intermediate Government Income Fund.

(b) The Fund changed its fiscal year end from October 31 to April 30.

(c) On November 25, 2002, the Galaxy Intermediate Government Income Fund, Retail B shares were redesignated Liberty Intermediate Government Income Fund, Class G shares.

(d) The Fund began offering Retail B shares on November 1, 1998.

(e) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999 was $0.10(f), $0.13(f),
     $0.36(f), $0.43, $0.35(f) and $0.42, respectively.

(f) Per share data was calculated using average shares outstanding during the period.

(g) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the six months ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.02), $0.02 and (0.41)%, respectively. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.03), $0.03 and (0.26)%, respectively.

(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)  Annualized.

                       See Notes to Financial Statements.


COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                         (UNAUDITED)
                                         SIX MONTHS    SIX MONTHS
                                            ENDED         ENDED                         YEAR ENDED OCTOBER 31,
                                         OCTOBER 31,    APRIL 30,   ---------------------------------------------------------------
CLASS T SHARES                            2003 (a)     2003 (b)(c)      2002         2001         2000         1999         1998
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period...  $    10.83    $     10.77  $    10.72    $     9.95   $     9.86   $    10.50   $    10.18
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Income from Investment Operations:
Net investment income(d)........               0.15(e)        0.20(e)(f)  0.46(e)(f)    0.54         0.55(e)      0.54         0.57
Net realized and unrealized gain (loss)
   on investments................             (0.20)          0.07(f)     0.09(f)       0.77         0.11        (0.65)        0.34
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
   Total from Investment Operations...        (0.05)          0.27        0.55          1.31         0.66        (0.11)        0.91
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------

Less Distributions Declared to Shareholders:
From net investment income.......             (0.21)         (0.21)      (0.50)        (0.54)       (0.57)       (0.53)       (0.59)
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Net Asset Value, End of Period...        $    10.57    $     10.83  $    10.77    $    10.72   $     9.95   $     9.86   $    10.50
                                         ==========    ===========  ==========    ==========   ==========   ==========   ==========
Total Return(g)(h)...............            (0.49)%(i)       2.55%(i)    5.32%        13.52%        7.01%       (1.11)%       9.22%

Ratios to Average Net Assets/Supplemental Data:
Expenses(j)......................             1.00%(k)        0.92%(k)    0.94%         0.98%        0.97%        0.97%        1.01%
Net investment income(j).........             2.70%(k)        3.72%(f)(k) 4.41%(f)      5.22%        5.63%        5.28%        5.49%
Waiver/reimbursement.............             0.20%(k)        0.20%(k)    0.20%         0.20%        0.21%        0.20%        0.20%
Portfolio turnover rate..........               83%(i)          36%(i)      99%           86%          99%         184%         205%
Net assets, end of period (000's)        $  46,086     $    53,158   $  57,452    $   61,224   $   47,548   $   56,454   $   66,865

-----------------------------------------

(a) On October 13, 2003, the Liberty Intermediate Government Income Fund was renamed Columbia Intermediate Government Income Fund.

(b) The Fund changed its fiscal year end from October 31 to April 30.

(c) On November 25, 2002, the Galaxy Intermediate Government Income Fund, Retail A shares were redesignated Liberty Intermediate Government Income Fund, Class T shares.

(d) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and April 30, 2003 and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.13(e), $0.17(e),
     $0.44(e), $0.52, $0.58(e), $0.52 and $0.55, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the six months ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.02), $0.02 and (0.41)%, respectively. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.03), $0.03 and (0.26)%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.


                       See Notes to Financial Statements.


COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                         (UNAUDITED)
                                         SIX MONTHS    SIX MONTHS
                                            ENDED         ENDED                         YEAR ENDED OCTOBER 31,
                                         OCTOBER 31,    APRIL 30,   ---------------------------------------------------------------
CLASS Z SHARES                            2003 (a)     2003 (b)(c)      2002         2001         2000         1999         1998
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period     $    10.83    $     10.77  $    10.72    $     9.95   $     9.85   $    10.50   $    10.18
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Income from Investment Operations:
Net investment income(d).........              0.16(e)        0.13(e)(f)  0.49(e)(f)    0.57         0.58(e)      0.56         0.59
Net realized and unrealized gain (loss)
   on investments................             (0.20)          0.16(f)     0.08(f)       0.77         0.11        (0.65)        0.35
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
   Total from Investment Operations           (0.04)          0.29        0.57          1.34         0.69        (0.09)        0.94
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Less Distributions Declared to Shareholders:
From net investment income.......            (0.22)          (0.23)      (0.52)        (0.57)       (0.59)       (0.56)       (0.62)
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Net Asset Value, End of Period...        $   10.57     $     10.83  $    10.77   $     10.72   $     9.95   $     9.85   $    10.50
                                         ==========    ===========  ==========    ==========   ==========   ==========   ==========
Total Return(g)(h)...............            (0.37)%(i)       2.72%(i)    5.59%        13.84%        7.29%       (0.86)%       9.52%

Ratios to Average Net Assets/Supplemental Data:
Expense(j).......................             0.75%(k)        0.69%(k)    0.68%         0.70%        0.70%        0.72%        0.73%
Net investment income(j).........             2.94%(k)        3.96%(f)(k) 4.67%(f)      5.50%        5.90%        5.53%        5.77%
Waiver/reimbursement.............             0.20%(k)        0.20%(k)    0.21%         0.20%        0.20%        0.20%        0.20%
Portfolio turnover rate..........               83%(i)          36%(i)      99%           86%          99%         184%         205%
Net assets, end of period (000's)        $ 411,901     $   449,906   $ 480,375   $   497,790   $  451,501   $  234,880    $ 239,763

-----------------------------------------

(a) On October 13, 2003, the Liberty Intermediate Government Income Fund was renamed Columbia Intermediate Government Income Fund.

(b)  The Fund changed its fiscal year end from October 31 to April 30.

(c) On November 25, 2002, the Galaxy Intermediate Government Income Fund, Trust shares were redesignated Liberty Intermediate Government Income Fund, Class Z shares.

(d) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and April 30, 2003 and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.15(e), $0.12(e),
     $0.47(e), $0.55, $0.40(e), $0.54 and $0.57, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the six months ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.02), $0.02 and (0.41)%, respectively. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.03), $0.03 and (0.26)%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

                       See Notes to Financial Statements.

Columbia Quality Plus Bond Fund


FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  (UNAUDITED)
                                                   SIX MONTHS    SIX MONTHS
                                                      ENDED         ENDED                      YEAR ENDED OCTOBER 31,
                                                   OCTOBER 31,    APRIL 30,   -------------------------------------------------
CLASS A SHARES                                      2003 (a)     2003 (b)(c)     2002         2001         2000        1999 (d)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period............   $    11.52    $    11.29   $    11.23   $    10.35   $    10.25   $    11.20
                                                   ----------    ----------   ----------   ----------   ----------   ----------
Income from Investment Operations:
Net investment income(e)........................         0.20(f)       0.24(f)(g)   0.54(g)      0.57         0.57         0.60
Net realized and unrealized gain (loss)
    on investments..............................        (0.20)         0.24(g)      0.07(g)      0.89         0.12        (0.89)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
   Total from Investment Operations.............           --          0.48         0.61         1.46         0.69        (0.29)
                                                   ----------    ----------   ----------   ----------   ----------   ----------

Less Distributions Declared to Shareholders:
From net investment income......................        (0.24)        (0.25)       (0.55)       (0.58)       (0.59)       (0.57)
From net realized gains.........................           --            --           --           --           --        (0.09)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
   Total Distributions Declared to Shareholders.        (0.24)        (0.25)       (0.55)       (0.58)       (0.59)       (0.66)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..................   $    11.28    $    11.52   $    11.29   $    11.23   $    10.35   $    10.25
                                                   ==========    ==========   ==========   ==========   ==========   ==========
Total Return(h)(i)..............................        (0.03)%(j)     4.28%(j)     5.64%       14.48%        7.00%       (2.68)%

Ratios to Average Net Assets/Supplemental Data:
Expenses(k).....................................         1.02%(l)      0.92%(l)     0.89%        0.95%        1.05%        0.96%
Net investment income(k)........................         3.50%(l)      4.20%(g)(l)  4.79%(g)     5.33%        5.74%        5.35%
Waiver/reimbursement............................         0.23%(l)      0.22%(l)     0.39%        0.38%        0.47%        0.56%
Portfolio turnover rate.........................           52%(j)        42%(j)       75%         131%         104%         226%
Net assets, end of period (000's)..............    $    1,811    $      522   $       59   $       38   $       34   $       16

-----------------------------------------

(a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed Columbia Quality Plus Bond Fund.

(b)  The Fund changed its fiscal year end from October 31 to April 30.

(c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime A shares were redesignated Liberty Quality Plus Bond Fund, Class A shares.

(d)  The Fund began offering Prime A shares on November 1, 1998.

(e) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999 was $0.19(f), $0.23(f), $0.50,
     $0.53, $0.52, and $0.54, respectively.

(f) Per share data was calculated using average shares outstanding during the period.

(g) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the six months ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.01), $0.01 and (0.17)%, respectively. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.01), $0.01 and (0.07)%, respectively.

(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(i) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)  Annualized.


                       See Notes to Financial Statements.


COLUMBIA QUALITY PLUS BOND FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  (UNAUDITED)
                                                   SIX MONTHS    SIX MONTHS
                                                      ENDED         ENDED                      YEAR ENDED OCTOBER 31,
                                                   OCTOBER 31,    APRIL 30,   -------------------------------------------------
CLASS B SHARES                                      2003 (a)     2003 (b)(c)     2002         2001         2000        1999 (d)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period............   $    11.52    $    11.29   $    11.23   $    10.35   $    10.24   $    11.20
                                                   ----------    ----------   ----------   ----------   ----------   ----------
Income from Investment Operations:
Net investment income(e)........................         0.16(f)       0.20(f)(g)   0.44(g)      0.49         0.51         0.49
Net realized and unrealized gain (loss)
      on investments............................        (0.21)         0.24(g)      0.08(g)      0.89         0.12        (0.87)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
   Total from Investment Operations.............        (0.05)         0.44         0.52         1.38         0.63        (0.38)
                                                   ----------    ----------   ----------   ----------   ----------   ----------

Less Distributions Declared to Shareholders:
From net investment income......................        (0.19)        (0.21)       (0.46)       (0.50)       (0.52)       (0.49)
From net realized gains.........................           --            --           --           --           --        (0.09)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
   Total Distributions Declared to Shareholders.        (0.19)        (0.21)       (0.46)       (0.50)       (0.52)       (0.58)
                                                   ----------    ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..................   $    11.28    $    11.52   $    11.29   $    11.23   $    10.35   $    10.24
                                                   ==========    ==========   ==========   ==========   ==========   ==========
Total Return(h)(i)..............................        (0.40)%(j)     3.89%(j)     4.86%       13.65%        6.41%       (3.46)%

Ratios to Average Net Assets/Supplemental Data:
Expenses(k).....................................         1.78%(l)      1.68%(l)     1.64%        1.68%        1.71%        1.71%
Net investment income(k)........................         2.77%(l)      3.45%(g)(l)  4.04%(g)     4.60%        5.07%        4.60%
Waiver/reimbursement............................         0.22%(l)      0.22%(l)     0.30%        0.28%        0.29%        0.36%
Portfolio turnover rate.........................           52%(j)       42%(j)        75%         131%         104%         226%
Net assets, end of period (000's)..............    $    1,605    $     900    $      268   $      290   $      262   $      323

-----------------------------------------

(a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed Columbia Quality Plus Bond Fund.

(b)  The Fund changed its fiscal year end from October 31 to April 30.

(c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime B shares were redesignated Liberty Quality Plus Bond Fund, Class B shares.

(d) The Fund began offering Prime B shares on November 1, 1998. Per share data and total return reflects activity from that date.

(e) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999 was $0.15(f), $0.19(f), $0.40,
     $0.46, $0.48, and $0.45, respectively.

(f) Per share data was calculated using average shares outstanding during the period.

(g) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the six months ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.01), $0.01 and (0.17)%, respectively. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)  Annualized.


                       See Notes to Financial Statements.


COLUMBIA QUALITY PLUS BOND FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       (UNAUDITED)
                                                                        SIX MONTHS      PERIOD
                                                                           ENDED        ENDED
                                                                        OCTOBER 31,   APRIL 30,
CLASS C SHARES                                                           2003 (a)      2003 (b)
                                                                        ------------  ------------
Net Asset Value, Beginning of Period................................    $      11.52  $      11.21
                                                                        ------------  ------------
Income from Investment Operations:
Net investment income(c)(d).........................................            0.17          0.16(e)
Net realized and unrealized gain (loss) on investments..............           (0.20)         0.33(e)
                                                                        ------------  ------------
   Total from Investment Operations.................................           (0.03)         0.49
                                                                        ------------  ------------

Less Distributions Declared to Shareholders:
From net investment income..........................................           (0.21)        (0.18)
                                                                        ------------  ------------
Net Asset Value, End of Period......................................    $      11.28  $      11.52
                                                                        ============  ============
Total Return(f)(g)(h)...............................................           (0.28)%        4.38%

Ratios to Average Net Assets/Supplemental Data:
Expenses(i)(j)......................................................            1.52%         1.55%
Net investment income(i)(j).........................................            2.93%         3.23%(e)
Waiver/reimbursement(j).............................................            0.37%         0.37%
Portfolio turnover rate(h)..........................................              52%           42%
Net assets, end of period (000's)...................................    $        547  $        170

-----------------------------------------

(a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed Columbia Quality Plus Bond Fund.

(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and the period ended April 30, 2003 was $0.15 and $0.14, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the six months ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.01), $0.01 and (0.20)%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.



                       See Notes to Financial Statements.


COLUMBIA QUALITY PLUS BOND FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                         (UNAUDITED)
                                         SIX MONTHS    SIX MONTHS
                                            ENDED         ENDED                         YEAR ENDED OCTOBER 31,
                                         OCTOBER 31,    APRIL 30,   ---------------------------------------------------------------
CLASS G SHARES                            2003 (a)     2003 (b)(c)      2002         2001         2000         1999         1998
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------

Net Asset Value, Beginning of Period     $    11.52    $     11.29  $    11.23    $    10.35   $    10.25   $    11.20   $    10.70
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Income from Investment Operations:
Net investment income(d).........              0.17(e)        0.20(e)(f)  0.45(f)       0.51         0.52         0.50         0.51
Net realized and unrealized gain (loss)
   on investments................             (0.20)          0.24(f)     0.08(f)       0.88         0.11        (0.86)        0.51
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
   Total from Investment Operations           (0.03)          0.44        0.53          1.39         0.63        (0.36)        1.02
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------

Less Distributions Declared to Shareholders:
From net investment income.......             (0.21)         (0.21)      (0.47)        (0.51)       (0.53)       (0.50)       (0.52)
From net realized gains..........                --             --          --            --           --        (0.09)          --
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
   Total Distributions Declared to
     Shareholders................             (0.21)       (  0.21)      (0.47)        (0.51)       (0.53)       (0.59)       (0.52)
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Net Asset Value, End of Period...        $    11.28    $     11.52  $    11.29    $    11.23   $    10.35   $    10.25   $    11.20
                                         ==========    ===========  ==========    ==========   ==========   ==========   ==========
Total Return(g)(h)...............             (0.30)%(i)      3.94%(i)    4.90%        13.70%        6.37%       (3.25)%      9.73%

Ratios to Average Net Assets/Supplemental Data:
Expenses(j)......................              1.59%(k)       1.60%(k)    1.60%         1.64%        1.65%        1.59%       1.61%
Net investment income(j).........              3.02%(k)       3.56%(f)(k) 4.08%(f)      4.64%        5.13%        4.72%       4.69%
Waiver/reimbursement.............              0.22%(k)       0.22%(k)    0.23%         0.20%        0.26%        0.29%       0.20%
Portfolio turnover rate..........                52%(i)         42%(i)      75%          131%         104%         226%        253%
Net assets, end of period (000's)        $   10,126    $    13,345  $   13,981    $   14,246   $    5,775   $    6,550   $   5,420

-----------------------------------------

(a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed Columbia Quality Plus Bond Fund.

(b)  The Fund changed its fiscal year end from October 31 to April 30.

(c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Retail B shares were redesignated Liberty Quality Plus Bond Fund, Class G shares.

(d) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and April 30, 2003 and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.16(e), $0.17(e),
     $0.43, $0.49, $0.50, $0.47 and $0.49, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the six months ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.01), $0.01 and (0.17)%, respectively. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.


                       See Notes to Financial Statements.


COLUMBIA QUALITY PLUS BOND FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                         (UNAUDITED)
                                         SIX MONTHS    SIX MONTHS
                                            ENDED         ENDED                         YEAR ENDED OCTOBER 31,
                                         OCTOBER 31,    APRIL 30,   ---------------------------------------------------------------
CLASS T SHARES                            2003 (a)     2003 (b)(c)      2002         2001         2000         1999         1998
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------

Net Asset Value, Beginning of Period     $    11.52    $     11.29  $    11.23    $    10.35   $    10.25   $    11.20   $    10.70
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Income from Investment Operations:
Net investment income(d).........              0.21(e)        0.24(e)(f)  0.52(f)       0.57         0.59         0.57         0.58
Net realized and unrealized gain (loss)
   on investments................             (0.21)          0.24(f)     0.08(f)       0.89         0.11        (0.86)        0.50
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
   Total from Investment Operations              --           0.48        0.60          1.46         0.70        (0.29)        1.08
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------

Less Distributions Declared to Shareholders:
From net investment income.......             (0.24)         (0.25)      (0.54)        (0.58)       (0.60)       (0.57)       (0.58)
From net realized gains..........                --             --          --            --           --        (0.09)          --
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
   Total Distributions Declared to
     Shareholders................             (0.24)         (0.25)      (0.54)       (0.58)        (0.60)       (0.66)       (0.58)
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Net Asset Value, End of Period...        $    11.28    $     11.52  $    11.29    $    11.23   $    10.35   $    10.25   $    11.20
                                         ==========    ===========  ==========    ==========   ==========   ==========   ==========
Total Return(g)(h)...............              0.03%(i)       4.29%(i)    5.63%        14.45%        7.04%       (2.66)%      10.35%

Ratios to Average Net Assets/Supplemental Data:
Expenses(j)......................             0.93%(k)        0.91%(k)    0.91%         0.98%        1.01%        0.99%        1.00%
Net investment income(j).........             3.70%(k)        4.26%(f)(k) 4.77%(f)      5.30%        5.76%        5.32%        5.30%
Waiver/reimbursement.............             0.22%(k)        0.22%(k)    0.22%         0.20%        0.22%        0.21%        0.20%
Portfolio turnover rate..........               52%(i)          42%(i)      75%          131%         104%         226%         253%
Net assets, end of period (000's)        $  39,805     $    43,084   $  44,409    $   48,276   $   33,429   $   42,906   $   45,879

-----------------------------------------

(a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed Columbia Quality Plus Bond Fund.

(b)  The Fund changed its fiscal year end from October 31 to April 30.

(c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Retail A shares were redesignated Liberty Quality Plus Bond Fund, Class T shares.

(d) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and April 30, 2003 and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.20(e), $0.21(e),
     $0.50, $0.55, $0.56, $0.55 and $0.56, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the six months ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.01), $0.01 and (0.17)%, respectively. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.
(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.


                       See Notes to Financial Statements.


COLUMBIA QUALITY PLUS BOND FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                         (UNAUDITED)
                                         SIX MONTHS    SIX MONTHS
                                            ENDED         ENDED                         YEAR ENDED OCTOBER 31,
                                         OCTOBER 31,    APRIL 30,   ---------------------------------------------------------------
CLASS Z SHARES                            2003 (a)     2003 (b)(c)      2002         2001         2000         1999         1998
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------

Net Asset Value, Beginning of Period     $    11.52    $     11.29  $    11.23    $    10.35   $    10.25   $    11.20   $    10.70
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Income from Investment Operations:
Net investment income(d).........              0.22(e)        0.25(e)(f)  0.55(f)       0.60         0.61         0.58         0.59
Net realized and unrealized gain (loss)
   on investments................             (0.20)          0.24(f)     0.08(f)       0.88         0.11        (0.86)        0.50
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
   Total from Investment Operations            0.02           0.49        0.63          1.48         0.72        (0.28)        1.09
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------

Less Distributions Declared to Shareholders:
From net investment income.......             (0.26)         (0.26)      (0.57)        (0.60)       (0.62)       (0.58)       (0.59)
From net realized gains..........                --             --          --            --           --        (0.09)          --
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
   Total Distributions Declared to
     Shareholders................             (0.26)         (0.26)      (0.57)        (0.60)       (0.62)       (0.67)       (0.59)
                                         ----------    -----------  ----------    ----------   ----------   ----------   ----------
Net Asset Value, End of Period...        $    11.28    $     11.52  $    11.29    $    11.23   $    10.35   $    10.25   $    11.20
                                         ==========    ===========  ==========    ==========   ==========   ==========   ==========
Total Return(g)(h)...............              0.13%(i)       4.41%(i)    5.86%        14.73%        7.27%       (2.52)%      10.50%

Ratios to Average Net Assets/Supplemental Data:
Expenses(j)......................              0.73%(k)       0.67%(k)    0.69%         0.73%        0.78%        0.84%        0.87%
Net investment income(j).........              3.87%(k)       4.49%(f)(k) 4.99%(f)      5.55%        5.99%        5.46%        5.43%
Waiver/reimbursement.............              0.22%(k)       0.22%(k)    0.22%         0.21%        0.21%        0.20%        0.20%
Portfolio turnover rate..........                52%(i)         42%(i)      75%          131%         104%         226%         253%
Net assets, end of period (000's)        $  868,218    $   885,920  $  888,792    $  831,727   $  558,789   $  237,772   $  217,143

-----------------------------------------

(a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed Columbia Quality Plus Bond Fund.

(b)  The Fund changed its fiscal year end from October 31 to April 30.
(c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Trust shares were redesignated Liberty Quality Plus Bond Fund, Class Z shares.

(d) Net investment income per share before reimbursement of certain expenses for the six months ended October 31, 2003 and April 30, 2003 and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.21(e), $0.24(e),
     $0.53, $0.58, $0.59 $0.56 and $0.56, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the six months ended April 30, 2003 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.01), $0.01 and (0.17)%, respectively. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested.

(h) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.


                       See Notes to Financial Statements.

Notes to Financial Statements

OCTOBER 31, 2003 (UNAUDITED)

NOTE 1.  ORGANIZATION

   Columbia Funds Trust III (the "Trust"), formerly Liberty Funds Trust III, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

              Columbia Corporate Bond Fund ("Corporate Bond Fund"),
                      Formerly Liberty Corporate Bond Fund

                  Columbia Intermediate Government Income Fund
                    ("Intermediate Government Income Fund"),
              Formerly Liberty Intermediate Government Income Fund

                         Columbia Quality Plus Bond Fund
                           ("Quality Plus Bond Fund"),
                     Formerly Liberty Quality Plus Bond Fund

INVESTMENT GOAL

   Corporate Bond Fund seeks a high level of current income. Intermediate Government Income Fund and Quality Plus Bond Fund seek a high level of current income consistent with prudent risk of capital.

FUND SHARES

   The Funds may issue an unlimited number of shares.Corporate Bond Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Intermediate Government Income Fund and Quality Plus Bond Fund each offer six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z. Each share class has its own sales charge and expense structure.

   Class A and Class T shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B and Class G shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class G shares will convert to Class T shares in eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

   Effective October 13, 2003, Liberty Corporate Bond Fund, Liberty Intermediate Government Income Fund and Liberty Quality Plus Bond Fund changed their names to Columbia Corporate Bond Fund, Columbia Intermediate Government Income Fund and Columbia Quality Plus Bond Fund, respectively. Also on that date, the Trust changed its name from Liberty Funds Trust III to Columbia Funds Trust III.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

   Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

   Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

   Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

   Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

     The Funds may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. The Funds, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral securities are marked-to-market daily to ensure that their market value is at least equal, at all times to the repurchase price. (In the event that the market value of the collateral securities declines below the repurchase price of the repurchase agreement, additional securities will be required to be segregated.) A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

DELAYED DELIVERY SECURITIES

     The Funds may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

INCOME RECOGNITION

   Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES

     All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

     Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

NOTE 3.  FEDERAL TAX INFORMATION

     The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

     Unrealized appreciation (depreciation) at October 31, 2003, based on cost of investments for federal income tax purposes, was:

                                                         NET
                    UNREALIZED      UNREALIZED       UNREALIZED
                   APPRECIATION    DEPRECIATION     APPRECIATION*
                  -------------  --------------     -------------
Corporate Bond
   Fund           $ 9,451,068    $ (1,235,935)      $ 8,215,133
Intermediate
   Government
   Income Fund     10,069,198      (2,105,569)        7,963,629
Quality Plus
   Bond Fund       31,630,442      (4,061,506)       27,568,936

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to discount accretion/premium amortization on debt securities.

   The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                    INTERMEDIATE       QUALITY
YEAR OF              CORPORATE       GOVERNMENT         PLUS
EXPIRATION           BOND FUND      INCOME FUND*      BOND FUND
----------         ----------      -----------       ---------
2004 ...........   $       --      $ 2,682,632       $      --
2005 ...........      450,363               --              --
2006 ...........           --        1,373,737              --
2007 ...........      662,376        7,037,128              --
2008 ...........      690,266        3,074,162              --
2010 ...........      394,016               --              --
                   ----------      -----------       ---------
                   $2,197,021      $14,167,659       $      --
                   ----------      -----------       ---------

* The availability of a portion ($602,165) of the capital loss carryforwards for the Intermediate Government Income Fund, which were acquired on August 20, 2001 in connection with a prior fund acquisition, may be limited in a given year.

   Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4.  FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISOR/ADMINISTRATOR MERGER

   On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), the previous investment advisor to the Funds, and Colonial Management Associates, Inc., the previous administrator to the Funds, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Funds' investment advisor and administrator. The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

INVESTMENT ADVISORY FEE

   Columbia is the investment advisor of each of the Funds and receives a monthly fee equal to 0.75% annually of each Fund's average daily net assets.

   Columbia has voluntarily waived investment advisory fees payable to it by each Fund so that the investment advisory fees payable were as follows:

AVERAGE DAILY NET ASSETS                    FEE RATE
------------------------                    --------
First $500 million ......................     0.55%
Next $500 million .......................     0.50%
Next $500 million .......................     0.45%
Next $500 million .......................     0.40%
Over $2 billion .........................     0.35%

     For the six months ended October 31, 2003, the effective annualized investment advisory fee rates for the Corporate Bond Fund, Intermediate Government Income Fund and Quality Plus Bond Fund were 0.55%, 0.55% and 0.53%, respectively.

   At a meeting held on October 8, 2003, the Board of Trustees approved a change of the invesment advisory fee structure. Effective November 1, 2003, Columbia will receive annual fees, based on the Funds' average daily net assets as follows:

AVERAGE DAILY NET ASSETS                    FEE RATE
------------------------                    --------
First $500 million ......................      0.55%
Next $500 million .......................      0.50%
Next $500 million .......................      0.45%
Next $500 million .......................      0.40%
Over $2 billion .........................      0.35%

ADMINISTRATION FEE

   Columbia provides administrative and other services for a monthly fee equal to 0.067% annually of each Fund's average daily net assets.

   Prior to November 15, 2002, Columbia was entitled to receive fees, computed daily and payable monthly, based on the combined average daily net assets of the Funds and the other funds offered by The Galaxy Fund at the following annual rates:

AVERAGE DAILY NET ASSETS                    FEE RATE
------------------------                    --------
First $2.5 billion ......................    0.0900%
Next $2.5 billion .......................    0.0850%
Next $7 billion .........................    0.0750%
Next $3 billion .........................    0.0650%
Next $3 billion .........................    0.0600%
Next $3 billion .........................    0.0575%
Next $9 billion .........................    0.0525%
Over $30 billion ........................    0.0500%

   Effective July 22, 2002 through December 8, 2002, PFPC Inc. ("PFPC"), a member of PNC Financial Services Group, served as sub-administrator and prior to July 22, 2002, PFPC served as the administrator to the Funds pursuant to an agreement with FIA, and subject to the same fee arrangements described above.

PRICING & BOOKKEEPING FEES

     Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ( Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

   Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee, in addition to out-of-pocket costs for pricing services, based on the average daily net assets of each Fund as follows:

AVERAGE DAILY NET ASSETS                       FEE RATE
------------------------                       --------
Under $50 million ...........................   $25,000
Of $50 million but less than $200 million ...   $35,000
Of $200 million but less than $500 million ..   $50,000
Of $500 million but less than $1 billion ....   $85,000
Over $1 billion .............................  $125,000

   The annual fees for a Fund with more than 25% in non-domestic assets, as measured on a monthly basis, will be 150% of the fees disclosed above. Columbia pays the total fees collected to State Street under the Outsourcing Agreement. For the six months ended October 31, 2003, the effective annualized pricing & bookkeeping fees for the Funds were as follows:

FUND                                        FEE RATE
----                                        --------
Corporate Bond Fund .....................     0.029%
Intermediate Government Income Fund .....     0.017%
Quality Plus Bond Fund ..................     0.009%

   Effective July 22, 2002 through December 8, 2002, PFPC Inc. ("PFPC"), served as sub-pricing and bookkeeping agent to the Funds and prior to July 22, 2002, PFPC served as the pricing and bookkeeping agent pursuant to an agreement with FIA and subject to the same fee arrangements.

TRANSFER AGENT FEE

     Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee based on the number of shareholder accounts or a minimum of $5,000 annually per Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

   Prior to July 22, 2002, PFPC was the transfer agent to each Fund pursuant to an agreement with FIA and subject to the same fee arrangements.

     Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc. At a meeting held on October 8, 2003, the Board of Trustees approved a change of the transfer agent fee structure of the Funds. Effective November 1, 2003, the Funds will be charged an annual fee of $34.00 per open account for transfer agent fees. The Transfer Agent will continue to receive reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

     Effective October 13, 2003, Liberty Funds Distributor Inc., (the "Distributor"), an affiliate of Columbia and the Funds' principal underwriter, changed its name to Columbia Funds Distributor, Inc. For the six months ended October 31, 2003, the Distributor has retained net underwriting discounts as follows:


                                        FRONT-END
                                      SALES CHARGE                                           CDSC
                                 ----------------------       ------------------------------------------------------------------
                                 CLASS A        CLASS T       CLASS A        CLASS B        CLASS C        CLASS G       CLASS T
                                 -------        -------       --------       -------        -------        -------       -------
Corporate Bond Fund              $  664          $ --            $--        $  496           $ 94          $    --           $--
Intermediate Government
    Income Fund                   6,063           931             --         3,981            767            5,103            --
Quality Plus Bond Fund            3,995           245             --           476             20           23,646            --

   The Funds have adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly distribution and service fee to the Distributor. The fee rates for each Fund, as a percentage of average daily net assets for each share class, are as follows:


                                           DISTRIBUTION FEE                                      SERVICE FEE
                                 -------------------------------------       ---------------------------------------------------
                                 CLASS B        CLASS C1      CLASS G2       CLASS A        CLASS B        CLASS C1      CLASS G2
                                 -------        -------       --------       -------        -------        -------       -------
Corporate Bond Fund                0.75%          0.75%           N/A          0.25%          0.25%          0.25%          N/A
Intermediate Government
    Income Fund                    0.75%          0.75%          0.65%         0.25%          0.25%          0.25%         0.50%
Quality Plus Bond Fund             0.75%          0.75%          0.65%         0.25%          0.25%          0.25%         0.50%

1 The Distributor has voluntarily limited a portion of each Fund's Class C shares distribution fee so that the combined distribution and service fees will not exceed 0.85% annually of average net assets.
2 Under the plan, the Funds do not intend to pay more than a total of 0.80% annually for Class G shares.

   The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

   The Intermediate Government Income Fund and Quality Plus Bond Fund have adopted plans that permit them to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% annually for Class T shares, but will not exceed each Fund's net investment income attributable to Class T shares. The Distributor has voluntarily limited the Class T shareholder service fees paid by the Intermediate Government Income Fund and Quality Plus Bond Fund to an amount not to exceed 0.15% annually.

   Prior to July 22, 2002, PFPC Distributors, Inc. a wholly owned subsidiary of PFPC and an indirect, wholly owned subsidiary of PNC Financial Services Group, acted as the exclusive distributor to the Fund.

FEE WAIVERS

   The Transfer Agent has agreed to waive 0.01% of its fees for Class A shares of the Quality Plus Bond Fund. The Transfer Agent has contractually agreed to maintain this waiver until November 25, 2003, after which the waiver may be revised or discontinued at any time.

CUSTODY CREDITS

   Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Funds could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

   The Funds pay no compensation to their officers, all of whom are employees of Columbia or its affiliates.

   The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

NOTE 5.  PORTFOLIO INFORMATION

PURCHASES AND SALES OF SECURITIES

   For the six months ended October 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

                                        U.S. GOVERNMENT
                                          SECURITIES
                                 ----------------------------
                                   PURCHASES         SALES
                                 -----------      ----------
Corporate Bond Fund ..........  $         --    $  8,692,704
Intermediate Government
   Income Fund ...............   362,613,751     390,529,544
Quality Plus Bond Fund .......   316,617,676     329,732,295


                                       OTHER INVESTMENT
                                          SECURITIES
                                 ----------------------------
                                   PURCHASES         SALES
                                 -----------      ----------
Corporate Bond Fund ..........  $ 25,258,210    $  5,908,391
Intermediate Government
   Income Fund ...............    29,453,792      17,975,670
Quality Plus Bond Fund .......   160,030,988     140,955,296


NOTE 6.  LINE OF CREDIT

   The Funds and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each Fund based on its borrowings. In addition, the Funds have agreed to pay commitment fees on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Funds participated in a separate credit agreement with terms similar to its existing agreement. For the six months ended October 31, 2003, the Funds did not borrow under these agreements.

NOTE 7. BUSINESS COMBINATIONS AND MERGERS

   Each Fund is the successor to a separate series of The Galaxy Fund ("Galaxy"), a Massachusetts business trust organized on February 22, 1990. The series of Galaxy, to which the Funds succeeded, were reorganized as a separate series of the Trust.

   As of the end of business on November 22, 2002, the Galaxy Corporate Bond Fund, previously a series fund of Galaxy, was reorganized as the Liberty Corporate Bond Fund. Class G, Class T and Class Z shares were issued in exchange for Retail B, Retail A and Trust shares, respectively. Class A, Class B and Class C shares commenced operations on November 25, 2002.

   As of the end of business on November 22, 2002, the Galaxy Intermediate Government Income Fund, previously a series fund of Galaxy, was reorganized as the Liberty Intermediate Government Income Fund. Class G, Class T and Class Z shares were issued in exchange for Retail B, Retail A and Trust shares, respectively. Class C shares commenced operations on November 25, 2002.

   As of the end of business on November 22, 2002, the Galaxy Quality Plus Bond Fund, formerly Galaxy High Quality Bond Fund and previously a series fund of Galaxy, was reorganized as the Liberty Quality Plus Bond Fund. Class A, Class B, Class G, Class T and Class Z shares were issued in exchange for Prime A, Prime B, Retail B, Retail A and Trust shares, respectively. Class C shares commenced operations on November 25, 2002.

                       See Notes to Financial Statements.

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

                       This page left blank intentionally.

Transfer Agent

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Columbia Taxable Bond Funds is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

PLEASE NOTE OUR NEW NAME AS OF OCTOBER 13, 2003.

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Taxable Bond Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectuses which provide details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-345-6611 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Semiannual Report:
Columbia Taxable Bond Funds

Columbia Taxable Bond Funds  Semiannual Report October 31, 2003

                                                                     PRSRT STD
                                                                    U.S. Postage
                                                                        PAID
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                                                                   Permit NO. 20

[LOGO]:
ColumbiaFunds
A Member of Columbia Management Group
(C) 2003 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com





                                                 FI-03/241Q-1003 (12/03) 03/3745

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 Columbia Funds Trust III
            ------------------------------------------------------------------


By (Signature and Title)     /s/ Joseph R. Palombo
                        ------------------------------------------------------
                             Joseph R. Palombo, President


Date                                December 23, 2003
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Joseph R. Palombo
                        ------------------------------------------------------
                               Joseph R. Palombo, President


Date                                December 23, 2003
    --------------------------------------------------------------------------


By (Signature and Title)      /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                              J. Kevin Connaughton, Treasurer


Date                                December 23, 2003
    --------------------------------------------------------------------------